UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 12.2%
	Distributors — 0.7%
772	Genuine Parts Co.	71,918

	Hotels, Restaurants & Leisure — 2.5%
811	Brinker International, Inc.	49,937
2,199	Dunkin’ Brands Group, Inc.	104,597
1,082	Wyndham Worldwide Corp.	97,897

		252,431

	Media — 3.6%
1,003	Cinemark Holdings, Inc.	45,209
618	Comcast Corp., Class A	34,665
1,189	Omnicom Group, Inc.	92,733
223	Time Warner Cable, Inc.	33,427
1,881	Time Warner, Inc.	158,790

		364,824

	Specialty Retail — 4.9%
884	Best Buy Co., Inc.	33,412
733	Gap, Inc. (The)	31,755
1,720	Home Depot, Inc. (The)	195,374
1,100	L Brands, Inc.	103,710
950	Tiffany & Co.	83,572
504	Williams-Sonoma, Inc.	40,172

		487,995

	Textiles, Apparel & Luxury Goods — 0.5%
655	V.F. Corp.	49,335

	Total Consumer Discretionary	1,226,503

	Consumer Staples — 8.4%
	Beverages — 2.3%
2,006	Coca-Cola Co. (The)	81,342
1,357	Coca-Cola Enterprises, Inc.	59,989
1,154	Dr. Pepper Snapple Group, Inc.	90,548

		231,879

	Food Products — 1.9%
942	Hershey Co. (The)	95,027
169	JM Smucker Co. (The)	19,560
282	Kraft Foods Group, Inc.	24,575
1,481	Mondelez International, Inc., Class A	53,448

		192,610

	Household Products — 1.3%
1,605	Procter & Gamble Co. (The)	131,521

	Tobacco — 2.9%
3,750	Altria Group, Inc.	187,551
579	Lorillard, Inc.	37,830
829	Philip Morris International, Inc.	62,424

		287,805

287,805	Total Consumer Staples	843,815

	Energy — 8.5%
	Oil, Gas & Consumable Fuels — 8.5%
1,795	Chevron Corp.	188,444
2,153	ConocoPhillips	134,017
3,029	Exxon Mobil Corp.	257,498
1,225	Kinder Morgan, Inc.	51,538
660	Marathon Petroleum Corp.	67,569
2,184	Occidental Petroleum Corp.	159,406

	Total Energy	858,472

	Financials — 25.8%
	Banks — 9.7%
2,705	BB&T Corp.	105,468
820	Cullen/Frost Bankers, Inc.	56,678
431	M&T Bank Corp.	54,774
2,289	PNC Financial Services Group, Inc. (The)	213,407
2,214	U.S. Bancorp	96,699
8,307	Wells Fargo & Co.	451,927

		978,953

	Capital Markets — 4.7%
437	Ameriprise Financial, Inc.	57,145
533	BlackRock, Inc.	194,933
1,301	Northern Trust Corp.	90,612
1,623	T. Rowe Price Group, Inc.	131,416

		474,106

	Diversified Financial Services — 2.7%
2,131	CME Group, Inc.	201,829
683	McGraw Hill Financial, Inc.	70,614

		272,443

	Insurance — 6.2%
898	Arthur J. Gallagher & Co.	42,004
683	Cincinnati Financial Corp.	36,402
2,282	Hartford Financial Services Group, Inc. (The)	95,431
1,886	MetLife, Inc.	95,314
1,429	Progressive Corp. (The)	38,860
1,399	Prudential Financial, Inc.	112,324
1,735	Travelers Cos., Inc. (The)	187,570
480	Validus Holdings Ltd., (Bermuda)	20,217

		628,122

	Real Estate Investment Trusts (REITs) — 2.5%
380	Alexandria Real Estate Equities, Inc. (m)	37,263

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
433	AvalonBay Communities, Inc. (m)	75,483
685	Simon Property Group, Inc. (m)	133,962

		246,708

	Total Financials	2,600,332

	Health Care — 11.6%
	Health Care Equipment & Supplies — 1.8%
1,074	Abbott Laboratories (m)	49,762
926	Becton, Dickinson and Co. (m)	132,937

		182,699

	Pharmaceuticals — 9.8%
1,549	AbbVie, Inc.	90,671
1,805	Bristol-Myers Squibb Co.	116,411
3,624	Johnson & Johnson	364,533
3,427	Merck & Co., Inc.	196,997
6,083	Pfizer, Inc.	211,613

		980,225

	Total Health Care	1,162,924

	Industrials — 11.2%
	Aerospace & Defense — 3.2%
1,490	Honeywell International, Inc. (m)	155,432
1,425	United Technologies Corp.	166,967

		322,399

	Air Freight & Logistics — 0.9%
917	United Parcel Service, Inc., Class B	88,870

	Commercial Services & Supplies — 0.3%
745	Republic Services, Inc.	30,205

	Electrical Equipment — 0.8%
1,432	Emerson Electric Co.	81,090

	Industrial Conglomerates — 1.0%
614	3M Co.	101,307

	Machinery — 3.2%
286	Cummins, Inc.	39,615
1,508	Illinois Tool Works, Inc.	146,521
1,715	PACCAR, Inc.	108,261
211	Snap-on, Inc.	31,030

		325,427

	Road & Rail — 1.3%
700	Norfolk Southern Corp.	72,027
565	Union Pacific Corp.	61,142

		133,169

	Trading Companies & Distributors — 0.5%
1,154	Fastenal Co.	47,829

	Total Industrials	1,130,296

	Information Technology — 10.1%
	Communications Equipment — 0.8%
1,166	QUALCOMM, Inc.	80,849

	IT Services — 2.6%
1,049	Accenture plc, (Ireland), Class A	98,243
739	Automatic Data Processing, Inc.	63,320
1,427	Fidelity National Information Services, Inc.	97,127

		258,690

	Semiconductors & Semiconductor Equipment — 3.4%
1,675	Analog Devices, Inc.	105,495
1,156	KLA-Tencor Corp.	67,380
2,116	Texas Instruments, Inc.	121,025
1,168	Xilinx, Inc.	49,427

		343,327

	Software — 1.0%
2,461	Microsoft Corp.	100,061

	Technology Hardware, Storage & Peripherals — 2.3%
1,888	Apple, Inc. (m)	234,954

	Total Information Technology	1,017,881

	Materials — 2.0%
	Chemicals — 2.0%
625	Airgas, Inc.	66,292
1,151	E.I. du Pont de Nemours & Co.	82,230
247	PPG Industries, Inc.	55,726

	Total Materials	204,248

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
3,192	Verizon Communications, Inc.	155,237

	Utilities — 5.1%
	Electric Utilities — 2.6%
1,664	Edison International	103,926
938	NextEra Energy, Inc.	97,558
1,883	Xcel Energy, Inc.	65,534

		267,018

	Multi-Utilities — 2.5%
2,261	CMS Energy Corp.	78,933
478	DTE Energy Co.	38,593
1,276	NiSource, Inc.	56,357

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
702	Sempra Energy	76,581

		250,464

	Total Utilities	517,482

	Total Common Stocks (Cost $7,829,619)	9,717,190

Short-Term Investment — 2.0%
	Investment Company — 2.0%
200,863	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $200,863)	200,863

	Total Investments — 98.5% (Cost $8,030,482)	9,918,053
	Other Assets in Excess of Liabilities — 1.5%	146,681

	NET ASSETS — 100.0%	$10,064,734

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,948,898
Aggregate gross unrealized depreciation	(61,327)

Net unrealized appreciation/depreciation	$1,887,571

Federal income tax cost of investments	$8,030,482

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Future contracts)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,918,053	$—	$—	$9,918,053

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 12.5%
	Auto Components — 0.4%
24	BorgWarner, Inc.	1,453
31	Delphi Automotive plc, (United Kingdom)	2,456
29	Goodyear Tire & Rubber Co. (The)	774
70	Johnson Controls, Inc.	3,517

		8,200

	Automobiles — 0.7%
420	Ford Motor Co.	6,774
144	General Motors Co.	5,381
22	Harley-Davidson, Inc.	1,363

		13,518

	Distributors — 0.1%
16	Genuine Parts Co.	1,510

	Diversified Consumer Services — 0.0% (g)
29	H&R Block, Inc.	936

	Hotels, Restaurants & Leisure — 1.7%
48	Carnival Corp.	2,286
3	Chipotle Mexican Grill, Inc. (a)	2,141
13	Darden Restaurants, Inc.	912
22	Marriott International, Inc., Class A	1,767
102	McDonald’s Corp.	9,935
17	Royal Caribbean Cruises Ltd.	1,430
80	Starbucks Corp.	7,533
18	Starwood Hotels & Resorts Worldwide, Inc.	1,521
13	Wyndham Worldwide Corp.	1,157
9	Wynn Resorts Ltd.	1,082
46	Yum! Brands, Inc.	3,617

		33,381

	Household Durables — 0.5%
35	D.R. Horton, Inc.	1,005
13	Garmin Ltd., (Switzerland)	609
7	Harman International Industries, Inc.	973
15	Leggett & Platt, Inc.	676
19	Lennar Corp., Class A	981
7	Mohawk Industries, Inc. (a)	1,223
29	Newell Rubbermaid, Inc.	1,124
35	PulteGroup, Inc.	781
8	Whirlpool Corp.	1,674

		9,046

	Internet & Catalog Retail — 1.3%
40	Amazon.com, Inc. (a)	15,031
10	Expedia, Inc.	987
6	Netflix, Inc. (a)	2,674
6	Priceline Group, Inc. (The) (a)	6,415
12	TripAdvisor, Inc. (a)	984

		26,091

	Leisure Products — 0.1%
12	Hasbro, Inc.	751
36	Mattel, Inc.	820

		1,571

	Media — 3.5%
23	Cablevision Systems Corp., Class A	426
49	CBS Corp. (Non-Voting), Class B	2,943
270	Comcast Corp., Class A	15,222
53	DIRECTV (a)	4,539
16	Discovery Communications, Inc., Class A (a)	485
29	Discovery Communications, Inc., Class C (a)	845
24	Gannett Co., Inc.	892
44	Interpublic Group of Cos., Inc. (The)	968
53	News Corp., Class A (a)	848
26	Omnicom Group, Inc.	2,041
10	Scripps Networks Interactive, Inc., Class A	709
30	Time Warner Cable, Inc.	4,466
88	Time Warner, Inc.	7,440
194	Twenty-First Century Fox, Inc., Class A	6,564
39	Viacom, Inc., Class B	2,646
166	Walt Disney Co. (The)	17,398

		68,432

	Multiline Retail — 0.8%
32	Dollar General Corp. (a)	2,426
22	Dollar Tree, Inc. (a)	1,770
10	Family Dollar Stores, Inc.	808
21	Kohl’s Corp.	1,677
36	Macy’s, Inc.	2,345
15	Nordstrom, Inc.	1,199
68	Target Corp.	5,546

		15,771

	Specialty Retail — 2.5%
8	AutoNation, Inc. (a)	512
3	AutoZone, Inc. (a)	2,308
20	Bed Bath & Beyond, Inc. (a)	1,512
31	Best Buy Co., Inc.	1,167
22	CarMax, Inc. (a)	1,537
12	GameStop Corp., Class A	437

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
28	Gap, Inc. (The)	1,219
140	Home Depot, Inc. (The)	15,883
26	L Brands, Inc.	2,459
103	Lowe’s Cos., Inc.	7,678
11	O’Reilly Automotive, Inc. (a)	2,332
22	Ross Stores, Inc.	2,313
68	Staples, Inc.	1,106
12	Tiffany & Co.	1,051
72	TJX Cos., Inc. (The)	5,073
14	Tractor Supply Co.	1,229
11	Urban Outfitters, Inc. (a)	485

		48,301

	Textiles, Apparel & Luxury Goods — 0.9%
29	Coach, Inc.	1,212
5	Fossil Group, Inc. (a)	388
43	Hanesbrands, Inc.	1,425
21	Michael Kors Holdings Ltd., (United Kingdom) (a)	1,400
74	NIKE, Inc., Class B	7,448
9	PVH Corp.	932
6	Ralph Lauren Corp.	841
18	Under Armour, Inc., Class A (a)	1,429
36	V.F. Corp.	2,735

		17,810

	Total Consumer Discretionary	244,567

	Consumer Staples — 9.7%
	Beverages — 2.1%
17	Brown-Forman Corp., Class B	1,494
417	Coca-Cola Co. (The)	16,904
23	Coca-Cola Enterprises, Inc.	1,017
18	Constellation Brands, Inc., Class A (a)	2,075
20	Dr. Pepper Snapple Group, Inc.	1,606
17	Molson Coors Brewing Co., Class B	1,263
16	Monster Beverage Corp. (a)	2,147
157	PepsiCo, Inc.	15,037

		41,543

	Food & Staples Retailing — 2.6%
47	Costco Wholesale Corp.	7,071
119	CVS Health Corp.	12,320
52	Kroger Co. (The)	3,996
63	Sysco Corp.	2,371
93	Walgreens Boots Alliance, Inc.	7,833
168	Wal-Mart Stores, Inc.	13,781
38	Whole Foods Market, Inc.	1,993

		49,365

	Food Products — 1.7%
67	Archer-Daniels-Midland Co.	3,189
19	Campbell Soup Co.	878
45	ConAgra Foods, Inc.	1,651
64	General Mills, Inc.	3,625
16	Hershey Co. (The)	1,584
14	Hormel Foods Corp.	812
11	JM Smucker Co. (The)	1,249
27	Kellogg Co.	1,771
13	Keurig Green Mountain, Inc.	1,437
62	Kraft Foods Group, Inc.	5,434
14	McCormick & Co., Inc. (Non-Voting)	1,049
21	Mead Johnson Nutrition Co.	2,158
175	Mondelez International, Inc., Class A	6,315
31	Tyson Foods, Inc., Class A	1,187

		32,339

	Household Products — 1.8%
14	Clorox Co. (The)	1,536
90	Colgate-Palmolive Co.	6,272
39	Kimberly-Clark Corp.	4,153
286	Procter & Gamble Co. (The)	23,474

		35,435

	Personal Products — 0.1%
24	Estee Lauder Cos., Inc. (The), Class A	1,968

	Tobacco — 1.4%
209	Altria Group, Inc.	10,450
38	Lorillard, Inc.	2,496
164	Philip Morris International, Inc.	12,362
33	Reynolds American, Inc.	2,253

		27,561

	Total Consumer Staples	188,211

	Energy — 8.0%
	Energy Equipment & Services — 1.3%
46	Baker Hughes, Inc.	2,931
21	Cameron International Corp. (a)	927
7	Diamond Offshore Drilling, Inc.	191
25	Ensco plc, (United Kingdom), Class A	524
25	FMC Technologies, Inc. (a)	909
90	Halliburton Co.	3,955
11	Helmerich & Payne, Inc.	777
43	National Oilwell Varco, Inc.	2,174

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
26	Noble Corp. plc, (United Kingdom)	366
135	Schlumberger Ltd.	11,289
36	Transocean Ltd., (Switzerland)	530

		24,573

	Oil, Gas & Consumable Fuels — 6.7%
54	Anadarko Petroleum Corp.	4,451
40	Apache Corp.	2,412
44	Cabot Oil & Gas Corp.	1,294
55	Chesapeake Energy Corp.	777
199	Chevron Corp.	20,939
9	Cimarex Energy Co.	1,070
131	ConocoPhillips	8,134
24	CONSOL Energy, Inc.	681
41	Devon Energy Corp.	2,472
58	EOG Resources, Inc.	5,335
16	EQT Corp.	1,335
445	Exxon Mobil Corp.	37,824
26	Hess Corp.	1,749
181	Kinder Morgan, Inc.	7,603
72	Marathon Oil Corp.	1,870
29	Marathon Petroleum Corp.	2,966
18	Murphy Oil Corp.	825
17	Newfield Exploration Co. (a)	599
41	Noble Energy, Inc.	2,006
82	Occidental Petroleum Corp.	5,967
22	ONEOK, Inc.	1,067
58	Phillips 66	4,532
16	Pioneer Natural Resources Co.	2,584
17	QEP Resources, Inc.	357
18	Range Resources Corp.	915
41	Southwestern Energy Co. (a)	946
71	Spectra Energy Corp.	2,575
13	Tesoro Corp.	1,210
55	Valero Energy Corp.	3,475
71	Williams Cos., Inc. (The)	3,612

		131,582

	Total Energy	156,155

	Financials — 16.1%
	Banks — 5.7%
1,116	Bank of America Corp.	17,175
76	BB&T Corp.	2,981
322	Citigroup, Inc.	16,581
19	Comerica, Inc.	854
86	Fifth Third Bancorp	1,629
86	Huntington Bancshares, Inc.	950
396	JPMorgan Chase & Co. (q)	23,960
91	KeyCorp	1,285
14	M&T Bank Corp.	1,791
55	PNC Financial Services Group, Inc. (The)	5,150
142	Regions Financial Corp.	1,346
56	SunTrust Banks, Inc.	2,287
189	U.S. Bancorp	8,252
497	Wells Fargo & Co.	27,058
22	Zions Bancorporation	581

		111,880

	Capital Markets — 2.2%
6	Affiliated Managers Group, Inc. (a)	1,244
19	Ameriprise Financial, Inc.	2,533
118	Bank of New York Mellon Corp. (The)	4,755
13	BlackRock, Inc.	4,923
122	Charles Schwab Corp. (The)	3,726
31	E*TRADE Financial Corp. (a)	875
42	Franklin Resources, Inc.	2,133
43	Goldman Sachs Group, Inc. (The)	8,079
46	Invesco Ltd.	1,807
11	Legg Mason, Inc.	580
164	Morgan Stanley	5,837
23	Northern Trust Corp.	1,622
44	State Street Corp.	3,216
28	T. Rowe Price Group, Inc.	2,240

		43,570

	Consumer Finance — 0.8%
93	American Express Co.	7,264
59	Capital One Financial Corp.	4,612
47	Discover Financial Services	2,673
43	Navient Corp.	866

		15,415

	Diversified Financial Services — 2.1%
193	Berkshire Hathaway, Inc., Class B (a)	27,921
34	CME Group, Inc.	3,186
12	Intercontinental Exchange, Inc.	2,772
33	Leucadia National Corp.	745
29	McGraw Hill Financial, Inc.	3,000
19	Moody’s Corp.	1,958
13	NASDAQ OMX Group, Inc. (The)	639

		40,221

	Insurance — 2.7%
35	ACE Ltd., (Switzerland)	3,872

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
47	Aflac, Inc.	2,980
44	Allstate Corp. (The)	3,144
146	American International Group, Inc.	7,977
30	Aon plc, (United Kingdom)	2,858
7	Assurant, Inc.	449
24	Chubb Corp. (The)	2,476
16	Cincinnati Financial Corp.	835
53	Genworth Financial, Inc., Class A (a)	385
45	Hartford Financial Services Group, Inc. (The)	1,867
27	Lincoln National Corp.	1,563
32	Loews Corp.	1,293
57	Marsh & McLennan Cos., Inc.	3,206
119	MetLife, Inc.	5,992
29	Principal Financial Group, Inc.	1,491
57	Progressive Corp. (The)	1,546
48	Prudential Financial, Inc.	3,868
13	Torchmark Corp.	741
34	Travelers Cos., Inc. (The)	3,686
27	Unum Group	900
27	XL Group plc, (Ireland)	996

		52,125

	Real Estate Investment Trusts (REITs) — 2.5%
45	American Tower Corp.	4,220
17	Apartment Investment & Management Co., Class A	653
14	AvalonBay Communities, Inc.	2,441
16	Boston Properties, Inc.	2,283
35	Crown Castle International Corp.	2,923
39	Equity Residential	3,005
7	Essex Property Trust, Inc.	1,588
67	General Growth Properties, Inc.	1,970
49	HCP, Inc.	2,112
37	Health Care REIT, Inc.	2,868
80	Host Hotels & Resorts, Inc.	1,622
20	Iron Mountain, Inc.	724
44	Kimco Realty Corp.	1,175
15	Macerich Co. (The)	1,259
19	Plum Creek Timber Co., Inc.	811
54	Prologis, Inc.	2,367
15	Public Storage	3,036
33	Simon Property Group, Inc.	6,451
10	SL Green Realty Corp.	1,343
35	Ventas, Inc.	2,563
19	Vornado Realty Trust	2,076
56	Weyerhaeuser Co.	1,846

		49,336

	Real Estate Management & Development — 0.1%
30	CBRE Group, Inc., Class A (a)	1,149

	Thrifts & Mortgage Finance — 0.0% (g)
51	Hudson City Bancorp, Inc.	535
33	People’s United Financial, Inc.	497

		1,032

	Total Financials	314,728

	Health Care — 14.9%
	Biotechnology — 3.0%
21	Alexion Pharmaceuticals, Inc. (a)	3,716
81	Amgen, Inc.	12,868
25	Biogen, Inc. (a)	10,509
85	Celgene Corp. (a)	9,791
158	Gilead Sciences, Inc. (a)	15,505
8	Regeneron Pharmaceuticals, Inc. (a)	3,533
26	Vertex Pharmaceuticals, Inc. (a)	3,030

		58,952

	Health Care Equipment & Supplies — 2.2%
160	Abbott Laboratories	7,417
58	Baxter International, Inc.	3,943
22	Becton, Dickinson and Co.	3,180
141	Boston Scientific Corp. (a)	2,505
8	C.R. Bard, Inc.	1,318
15	DENTSPLY International, Inc.	758
11	Edwards Lifesciences Corp. (a)	1,630
4	Intuitive Surgical, Inc. (a)	1,961
151	Medtronic plc, (Ireland)	11,790
30	St. Jude Medical, Inc.	1,952
32	Stryker Corp.	2,928
11	Varian Medical Systems, Inc. (a)	999
18	Zimmer Holdings, Inc.	2,118

		42,499

	Health Care Providers & Services — 2.8%
37	Aetna, Inc.	3,975
22	AmerisourceBergen Corp.	2,516
28	Anthem, Inc.	4,370
35	Cardinal Health, Inc.	3,161
27	Cigna Corp.	3,549
18	DaVita HealthCare Partners, Inc. (a)	1,489
77	Express Scripts Holding Co. (a)	6,691

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
31	HCA Holdings, Inc. (a)	2,350
9	Henry Schein, Inc. (a)	1,241
16	Humana, Inc.	2,825
11	Laboratory Corp. of America Holdings (a)	1,342
25	McKesson Corp.	5,587
9	Patterson Cos., Inc.	443
15	Quest Diagnostics, Inc.	1,176
10	Tenet Healthcare Corp. (a)	517
101	UnitedHealth Group, Inc.	11,968
10	Universal Health Services, Inc., Class B	1,137

		54,337

	Health Care Technology — 0.1%
32	Cerner Corp. (a)	2,370

	Life Sciences Tools & Services — 0.5%
36	Agilent Technologies, Inc.	1,480
12	PerkinElmer, Inc.	613
42	Thermo Fisher Scientific, Inc.	5,655
9	Waters Corp. (a)	1,095

		8,843

	Pharmaceuticals — 6.3%
169	AbbVie, Inc.	9,898
41	Actavis plc (a)	12,329
176	Bristol-Myers Squibb Co.	11,373
104	Eli Lilly & Co.	7,536
19	Endo International plc, (Ireland) (a)	1,689
18	Hospira, Inc. (a)	1,597
295	Johnson & Johnson	29,674
12	Mallinckrodt plc (a)	1,565
301	Merck & Co., Inc.	17,306
40	Mylan N.V. (a)	2,348
15	Perrigo Co. plc, (Ireland)	2,473
650	Pfizer, Inc.	22,620
53	Zoetis, Inc.	2,459

		122,867

	Total Health Care	289,868

	Industrials — 10.3%
	Aerospace & Defense — 2.7%
69	Boeing Co. (The)	10,430
33	General Dynamics Corp.	4,537
83	Honeywell International, Inc.	8,661
9	L-3 Communications Holdings, Inc.	1,101
28	Lockheed Martin Corp.	5,775
21	Northrop Grumman Corp.	3,388
15	Precision Castparts Corp.	3,158
33	Raytheon Co.	3,562
14	Rockwell Collins, Inc.	1,362
29	Textron, Inc.	1,302
88	United Technologies Corp.	10,274

		53,550

	Air Freight & Logistics — 0.7%
16	C.H. Robinson Worldwide, Inc.	1,137
20	Expeditors International of Washington, Inc.	980
28	FedEx Corp.	4,624
74	United Parcel Service, Inc., Class B	7,147

		13,888

	Airlines — 0.6%
76	American Airlines Group, Inc.	4,016
87	Delta Air Lines, Inc.	3,931
72	Southwest Airlines Co.	3,177

		11,124

	Building Products — 0.1%
10	Allegion plc, (Ireland)	623
37	Masco Corp.	990

		1,613

	Commercial Services & Supplies — 0.4%
18	ADT Corp. (The)	754
10	Cintas Corp.	843
21	Pitney Bowes, Inc.	499
27	Republic Services, Inc.	1,079
9	Stericycle, Inc. (a)	1,265
45	Tyco International plc	1,919
45	Waste Management, Inc.	2,456

		8,815

	Construction & Engineering — 0.1%
16	Fluor Corp.	896
14	Jacobs Engineering Group, Inc. (a)	615
22	Quanta Services, Inc. (a)	640

		2,151

	Electrical Equipment — 0.5%
26	AMETEK, Inc.	1,344
50	Eaton Corp. plc	3,420
73	Emerson Electric Co.	4,116
14	Rockwell Automation, Inc.	1,667

		10,547

	Industrial Conglomerates — 2.3%
67	3M Co.	11,107

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — continued
65	Danaher Corp.	5,530
1,068	General Electric Co. (k)	26,491
11	Roper Industries, Inc.	1,831

		44,959

	Machinery — 1.5%
64	Caterpillar, Inc.	5,146
18	Cummins, Inc.	2,477
36	Deere & Co.	3,158
17	Dover Corp.	1,196
14	Flowserve Corp.	807
37	Illinois Tool Works, Inc.	3,597
28	Ingersoll-Rand plc	1,902
10	Joy Global, Inc.	405
38	PACCAR, Inc.	2,375
11	Pall Corp.	1,136
15	Parker-Hannifin Corp.	1,795
19	Pentair plc, (United Kingdom)	1,217
6	Snap-on, Inc.	907
17	Stanley Black & Decker, Inc.	1,592
19	Xylem, Inc.	677

		28,387

	Professional Services — 0.2%
4	Dun & Bradstreet Corp. (The)	490
13	Equifax, Inc.	1,179
33	Nielsen N.V.	1,492
14	Robert Half International, Inc.	868

		4,029

	Road & Rail — 1.0%
105	CSX Corp.	3,480
12	Kansas City Southern	1,196
33	Norfolk Southern Corp.	3,357
6	Ryder System, Inc.	533
93	Union Pacific Corp.	10,126

		18,692

	Trading Companies & Distributors — 0.2%
29	Fastenal Co.	1,195
10	United Rentals, Inc. (a)	933
6	W.W. Grainger, Inc.	1,502

		3,630

	Total Industrials	201,385

	Information Technology — 19.6%
	Communications Equipment — 1.6%
542	Cisco Systems, Inc.	14,906
8	F5 Networks, Inc. (a)	879
11	Harris Corp.	870
38	Juniper Networks, Inc.	868
20	Motorola Solutions, Inc.	1,348
175	QUALCOMM, Inc.	12,134

		31,005

	Electronic Equipment, Instruments & Components — 0.4%
33	Amphenol Corp., Class A	1,939
135	Corning, Inc.	3,059
15	FLIR Systems, Inc.	464
43	TE Connectivity Ltd., (Switzerland)	3,086

		8,548

	Internet Software & Services — 3.4%
19	Akamai Technologies, Inc. (a)	1,348
117	eBay, Inc. (a)	6,738
6	Equinix, Inc.	1,395
223	Facebook, Inc., Class A (a)	18,309
30	Google, Inc., Class A (a)	16,804
30	Google, Inc., Class C (a)	16,636
11	VeriSign, Inc. (a)	747
92	Yahoo!, Inc. (a)	4,104

		66,081

	IT Services — 3.3%
67	Accenture plc, (Ireland), Class A	6,243
7	Alliance Data Systems Corp. (a)	1,974
50	Automatic Data Processing, Inc.	4,317
65	Cognizant Technology Solutions Corp., Class A (a)	4,035
15	Computer Sciences Corp.	977
30	Fidelity National Information Services, Inc.	2,058
25	Fiserv, Inc. (a)	2,011
98	International Business Machines Corp.	15,651
104	MasterCard, Inc., Class A	8,946
35	Paychex, Inc.	1,720
15	Teradata Corp. (a)	680
17	Total System Services, Inc.	667
206	Visa, Inc., Class A	13,461
55	Western Union Co. (The)	1,151
111	Xerox Corp.	1,425

		65,316

	Semiconductors & Semiconductor Equipment — 2.4%
32	Altera Corp.	1,370
33	Analog Devices, Inc.	2,083

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
130	Applied Materials, Inc.	2,941
27	Avago Technologies Ltd., (Singapore)	3,456
58	Broadcom Corp., Class A	2,503
8	First Solar, Inc. (a)	477
502	Intel Corp.	15,710
17	KLA-Tencor Corp.	1,006
17	Lam Research Corp.	1,187
25	Linear Technology Corp.	1,188
21	Microchip Technology, Inc.	1,045
114	Micron Technology, Inc. (a)	3,101
55	NVIDIA Corp.	1,146
20	Skyworks Solutions, Inc.	1,990
111	Texas Instruments, Inc.	6,352
28	Xilinx, Inc.	1,173

		46,728

	Software — 3.6%
50	Adobe Systems, Inc. (a)	3,733
24	Autodesk, Inc. (a)	1,410
34	CA, Inc.	1,103
17	Citrix Systems, Inc. (a)	1,083
33	Electronic Arts, Inc. (a)	1,940
29	Intuit, Inc.	2,846
870	Microsoft Corp.	35,382
340	Oracle Corp.	14,674
19	Red Hat, Inc. (a)	1,474
64	salesforce.com, Inc. (a)	4,288
72	Symantec Corp.	1,692

		69,625

	Technology Hardware, Storage & Peripherals — 4.9%
618	Apple, Inc.	76,887
211	EMC Corp.	5,391
193	Hewlett-Packard Co.	6,008
33	NetApp, Inc.	1,173
23	SanDisk Corp.	1,437
35	Seagate Technology plc	1,812
23	Western Digital Corp.	2,097

		94,805

	Total Information Technology	382,108

	Materials — 3.2%
	Chemicals — 2.4%
20	Air Products & Chemicals, Inc.	3,095
7	Airgas, Inc.	761
5	CF Industries Holdings, Inc.	1,442
115	Dow Chemical Co. (The)	5,539
96	E.I. du Pont de Nemours & Co.	6,865
16	Eastman Chemical Co.	1,092
29	Ecolab, Inc.	3,268
14	FMC Corp.	810
9	International Flavors & Fragrances, Inc.	1,006
42	LyondellBasell Industries N.V., Class A	3,689
51	Monsanto Co.	5,770
33	Mosaic Co. (The)	1,519
14	PPG Industries, Inc.	3,255
31	Praxair, Inc.	3,699
9	Sherwin-Williams Co. (The)	2,434
13	Sigma-Aldrich Corp.	1,751

		45,995

	Construction Materials — 0.1%
7	Martin Marietta Materials, Inc.	917
14	Vulcan Materials Co.	1,181

		2,098

	Containers & Packaging — 0.2%
10	Avery Dennison Corp.	508
15	Ball Corp.	1,029
18	MeadWestvaco Corp.	886
17	Owens-Illinois, Inc. (a)	406
22	Sealed Air Corp.	1,016

		3,845

	Metals & Mining — 0.4%
130	Alcoa, Inc.	1,675
12	Allegheny Technologies, Inc.	346
110	Freeport-McMoRan, Inc.	2,090
53	Newmont Mining Corp.	1,149
34	Nucor Corp.	1,609

		6,869

	Paper & Forest Products — 0.1%
45	International Paper Co.	2,489

	Total Materials	61,296

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
551	AT&T, Inc.	17,977
60	CenturyLink, Inc.	2,076
106	Frontier Communications Corp.	750
30	Level 3 Communications, Inc. (a)	1,638
441	Verizon Communications, Inc.	21,437

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Telecommunication Services — continued
64	Windstream Holdings, Inc.	473

	Total Telecommunication Services	44,351

	Utilities — 3.0%
	Electric Utilities — 1.7%
52	American Electric Power Co., Inc.	2,922
75	Duke Energy Corp.	5,763
35	Edison International	2,159
19	Entergy Corp.	1,484
34	Eversource Energy	1,698
91	Exelon Corp.	3,066
45	FirstEnergy Corp.	1,566
47	NextEra Energy, Inc.	4,895
27	Pepco Holdings, Inc.	719
12	Pinnacle West Capital Corp.	748
71	PPL Corp.	2,382
97	Southern Co. (The)	4,274
54	Xcel Energy, Inc.	1,868

		33,544

	Gas Utilities — 0.0% (g)
13	AGL Resources, Inc.	630

	Independent Power & Renewable Electricity Producers — 0.1%
69	AES Corp.	881
36	NRG Energy, Inc.	903

		1,784

	Multi-Utilities — 1.2%
26	Ameren Corp.	1,086
46	CenterPoint Energy, Inc.	931
29	CMS Energy Corp.	1,020
31	Consolidated Edison, Inc.	1,895
62	Dominion Resources, Inc.	4,422
19	DTE Energy Co.	1,517
8	Integrys Energy Group, Inc.	608
34	NiSource, Inc.	1,481
51	PG&E Corp.	2,682
54	Public Service Enterprise Group, Inc.	2,251
15	SCANA Corp.	834
25	Sempra Energy	2,678
25	TECO Energy, Inc.	485
24	Wisconsin Energy Corp.	1,184

		23,074

	Total Utilities	59,032

	Total Common Stocks (Cost $629,955)	1,941,701

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc., Casa Ley CVR (a) (i)	2
25	Safeway, Inc., PDC CVR (a) (i)	1

	(Cost $-)	3

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
7,532	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $7,532)	7,532

	Total Investments — 100.0% (Cost $637,487)	1,949,236
	Other Assets in Excess of Liabilities — 0.0% (g)	497

	NET ASSETS — 100.0%	$1,949,733

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	E-mini S&P 500	06/19/15	$7,316	$73

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,321,261
Aggregate gross unrealized depreciation	(9,512)

Net unrealized appreciation/depreciation	$1,311,749

Federal income tax cost of investments	$637,487

A. Valuation —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$244,567	$—	$—	$244,567
Consumer Staples	188,211	—	—	188,211
Energy	156,155	—	—	156,155
Financials	314,728	—	—	314,728
Health Care	289,868	—	—	289,868
Industrials	201,385	—	—	201,385
Information Technology	382,108	—	—	382,108
Materials	61,296	—	—	61,296
Telecommunication Services	44,351	—	—	44,351
Utilities	59,032	—	—	59,032

Total Common Stocks	1,941,701	—	—	1,941,701

Rights
Consumer Staples		—	3	3
Short-Term Investment
Investment Company	7,532	—	—	7,532

Total Investments in Securities	$1,949,233	$—	$3	$1,949,236

Appreciation in Other Financial Instruments
Futures Contracts	$73	$—	$—	$73

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Consumer Discretionary — 14.8%
	Auto Components — 2.1%
126	Goodyear Tire & Rubber Co. (The)	3,407
153	Lear Corp.	16,966

		20,373

	Diversified Consumer Services — 2.7%
7	Graham Holdings Co., Class B	7,767
561	H&R Block, Inc.	17,998

		25,765

	Hotels, Restaurants & Leisure — 1.6%
387	Aramark	12,241
1	Chipotle Mexican Grill, Inc. (a)	325
45	Darden Restaurants, Inc.	3,107

		15,673

	Household Durables — 0.5%
85	Jarden Corp. (a)	4,513

	Internet & Catalog Retail — 0.9%
311	Groupon, Inc. (a)	2,240
214	Liberty Interactive Corp., Class A (a)	6,235

		8,475

	Leisure Products — 0.2%
38	Vista Outdoor, Inc. (a)	1,640

	Media — 0.5%
109	Cablevision Systems Corp., Class A	1,996
127	Interpublic Group of Cos., Inc. (The)	2,803

		4,799

	Multiline Retail — 1.7%
63	Dillard’s, Inc., Class A	8,532
129	Macy’s, Inc.	8,380

		16,912

	Specialty Retail — 4.6%
392	Best Buy Co., Inc.	14,821
20	CST Brands, Inc.	863
24	Murphy USA, Inc. (a)	1,737
137	Ross Stores, Inc.	14,434
525	Staples, Inc.	8,553
23	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,455

		43,863

	Textiles, Apparel & Luxury Goods — 0.0% (g)
5	Hanesbrands, Inc.	170

	Total Consumer Discretionary	142,183

	Consumer Staples — 7.5%
	Food & Staples Retailing — 2.7%
236	Kroger Co. (The)	18,123
881	Rite Aid Corp. (a)	7,659

		25,782

	Food Products — 3.3%
210	Bunge Ltd.	17,271
106	Ingredion, Inc.	8,280
170	Tyson Foods, Inc., Class A	6,499

		32,050

	Personal Products — 0.2%
33	Herbalife Ltd. (a)	1,411

	Tobacco — 1.3%
186	Lorillard, Inc.	12,162

	Total Consumer Staples	71,405

	Energy — 4.8%
	Energy Equipment & Services — 0.7%
9	Baker Hughes, Inc.	578
50	Cameron International Corp. (a)	2,251
113	Rowan Cos. plc, Class A	2,005
204	Seadrill Ltd., (Bermuda)	1,903

		6,737

	Oil, Gas & Consumable Fuels — 4.1%
38	Cimarex Energy Co.	4,425
141	EQT Corp.	11,668
20	Marathon Petroleum Corp.	2,027
59	Murphy Oil Corp.	2,759
42	Newfield Exploration Co. (a)	1,460
9	Noble Energy, Inc.	426
118	PBF Energy, Inc., Class A	3,986
33	Peabody Energy Corp.	162
37	Valero Energy Corp.	2,360
136	World Fuel Services Corp.	7,794
207	WPX Energy, Inc. (a)	2,257

		39,324

	Total Energy	46,061

	Financials — 17.2%
	Banks — 2.6%
70	East West Bancorp, Inc.	2,848
135	Fifth Third Bancorp	2,543
105	Huntington Bancshares, Inc.	1,161
347	KeyCorp	4,906
79	PacWest Bancorp	3,714
36	Popular, Inc., (Puerto Rico) (a)	1,248
135	Regions Financial Corp.	1,280
15	Signature Bank (a)	1,892

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
40	SVB Financial Group (a)	5,069

		24,661

	Capital Markets — 0.9%
21	Affiliated Managers Group, Inc. (a)	4,403
74	Lazard Ltd., (Bermuda), Class A	3,870

		8,273

	Consumer Finance — 1.6%
207	Discover Financial Services	11,636
135	Synchrony Financial (a)	4,110

		15,746

	Insurance — 4.0%
76	Allied World Assurance Co. Holdings AG, (Switzerland)	3,054
77	American Financial Group, Inc.	4,959
24	Aon plc, (United Kingdom)	2,288
29	Arch Capital Group Ltd., (Bermuda) (a)	1,765
9	Aspen Insurance Holdings Ltd., (Bermuda)	401
37	Assurant, Inc.	2,294
127	Assured Guaranty Ltd., (Bermuda)	3,346
19	Axis Capital Holdings Ltd., (Bermuda)	959
22	Endurance Specialty Holdings Ltd., (Bermuda)	1,357
9	Everest Re Group Ltd., (Bermuda)	1,479
15	FNF Group	557
50	Hanover Insurance Group, Inc. (The)	3,600
50	Hartford Financial Services Group, Inc. (The)	2,104
34	Lincoln National Corp.	1,977
46	Principal Financial Group, Inc.	2,363
23	Torchmark Corp.	1,286
106	Unum Group	3,575
36	Validus Holdings Ltd., (Bermuda)	1,499

		38,863

	Real Estate Investment Trusts (REITs) — 7.9%
17	American Capital Agency Corp.	365
88	Annaly Capital Management, Inc.	911
85	Apartment Investment & Management Co., Class A	3,338
3	AvalonBay Communities, Inc.	592
10	Boston Properties, Inc.	1,335
82	Brandywine Realty Trust	1,304
42	Brixmor Property Group, Inc.	1,126
15	Camden Property Trust	1,203
28	Chimera Investment Corp.	88
19	Corrections Corp. of America	761
21	Crown Castle International Corp.	1,742
55	DDR Corp.	1,024
47	Douglas Emmett, Inc.	1,410
313	Duke Realty Corp.	6,810
50	Equity Commonwealth (a)	1,318
52	Equity LifeStyle Properties, Inc.	2,841
22	Equity Residential	1,705
21	Extra Space Storage, Inc.	1,412
46	Health Care REIT, Inc.	3,551
161	Hospitality Properties Trust	5,310
107	Host Hotels & Resorts, Inc.	2,161
16	Mid-America Apartment Communities, Inc.	1,236
69	NorthStar Realty Finance Corp.	1,257
42	Post Properties, Inc.	2,391
19	Regency Centers Corp.	1,320
120	Retail Properties of America, Inc., Class A	1,930
9	SL Green Realty Corp.	1,104
37	Taubman Centers, Inc.	2,877
26	Urban Edge Properties	605
40	Ventas, Inc.	2,956
51	Vornado Realty Trust	5,712
342	Weyerhaeuser Co.	11,324
38	WP Carey, Inc.	2,611

		75,630

	Real Estate Management & Development — 0.2%
13	CBRE Group, Inc., Class A (a)	507
9	Jones Lang LaSalle, Inc.	1,517

		2,024

	Total Financials	165,197

	Health Care — 12.2%
	Biotechnology — 2.9%
41	Alnylam Pharmaceuticals, Inc. (a)	4,302
42	BioMarin Pharmaceutical, Inc. (a)	5,234
44	Incyte Corp. (a)	4,006
13	Intercept Pharmaceuticals, Inc. (a)	3,694
36	Medivation, Inc. (a)	4,621
47	Vertex Pharmaceuticals, Inc. (a)	5,568

		27,425

	Health Care Equipment & Supplies — 3.4%
20	Becton, Dickinson and Co.	2,846
227	Boston Scientific Corp. (a)	4,035
5	Cooper Cos., Inc. (The)	918
35	Edwards Lifesciences Corp. (a)	5,000
384	Hologic, Inc. (a)	12,692
58	Zimmer Holdings, Inc.	6,804

		32,295

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 4.8%
119	AmerisourceBergen Corp.	13,504
76	Cardinal Health, Inc.	6,824
134	Catamaran Corp. (a)	8,002
58	Community Health Systems, Inc. (a)	3,038
44	Health Net, Inc. (a)	2,662
68	Humana, Inc.	12,105

		46,135

	Pharmaceuticals — 1.1%
78	Endo International plc, (Ireland) (a)	7,033
22	Perrigo Co. plc, (Ireland)	3,708

		10,741

	Total Health Care	116,596

	Industrials — 11.5%
	Aerospace & Defense — 3.1%
135	Huntington Ingalls Industries, Inc.	18,880
63	L-3 Communications Holdings, Inc.	7,962
4	Northrop Grumman Corp.	612
19	Orbital ATK, Inc.	1,471
16	Spirit AeroSystems Holdings, Inc., Class A (a)	820

		29,745

	Airlines — 2.7%
26	Alaska Air Group, Inc.	1,721
119	Delta Air Lines, Inc.	5,350
418	Southwest Airlines Co.	18,531

		25,602

	Commercial Services & Supplies — 0.6%
104	KAR Auction Services, Inc.	3,952
85	Pitney Bowes, Inc.	1,985

		5,937

	Construction & Engineering — 1.8%
372	AECOM (a)	11,459
35	Fluor Corp.	2,006
90	Jacobs Engineering Group, Inc. (a)	4,051

		17,516

	Electrical Equipment — 0.2%
33	Babcock & Wilcox Co. (The)	1,069
8	Regal-Beloit Corp.	663

		1,732

	Machinery — 2.5%
93	Crane Co.	5,804
89	Ingersoll-Rand plc	6,032
70	Oshkosh Corp.	3,406
75	Parker-Hannifin Corp.	8,855

		24,097

	Marine — 0.0% (g)
4	Kirby Corp. (a)	323

	Professional Services — 0.1%
11	ManpowerGroup, Inc.	982

	Road & Rail — 0.2%
20	Landstar System, Inc.	1,313

	Trading Companies & Distributors — 0.3%
73	Veritiv Corp. (a)	3,217

	Total Industrials	110,464

	Information Technology — 17.5%
	Communications Equipment — 0.5%
28	Harris Corp.	2,217
111	Juniper Networks, Inc.	2,513

		4,730

	Electronic Equipment, Instruments & Components — 0.3%
66	Avnet, Inc.	2,928

	Internet Software & Services — 2.5%
8	Equinix, Inc.	1,910
69	IAC/InterActiveCorp	4,628
34	LinkedIn Corp., Class A (a)	8,370
182	Twitter, Inc. (a)	9,120

		24,028

	IT Services — 6.5%
34	Alliance Data Systems Corp. (a)	9,969
121	Booz Allen Hamilton Holding Corp.	3,490
54	Fidelity National Information Services, Inc.	3,655
57	Global Payments, Inc.	5,189
356	Leidos Holdings, Inc.	14,917
298	Vantiv, Inc., Class A (a)	11,242
1,034	Xerox Corp.	13,291

		61,753

	Semiconductors & Semiconductor Equipment — 4.1%
330	Advanced Micro Devices, Inc. (a)	884
168	Applied Materials, Inc.	3,788
49	Broadcom Corp., Class A	2,109
70	First Solar, Inc. (a)	4,203
41	KLA-Tencor Corp.	2,413
48	Lam Research Corp.	3,399
393	Marvell Technology Group Ltd., (Bermuda)	5,782
325	Micron Technology, Inc. (a)	8,817
315	ON Semiconductor Corp. (a)	3,815
39	Skyworks Solutions, Inc.	3,833

		39,043

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 2.2%
11	Citrix Systems, Inc. (a)	690
123	Electronic Arts, Inc. (a)	7,223
729	Rovi Corp. (a)	13,271

		21,184

	Technology Hardware, Storage & Peripherals — 1.4%
149	Western Digital Corp.	13,560

	Total Information Technology	167,226

	Materials — 4.9%
	Chemicals — 1.9%
36	Ashland, Inc.	4,571
55	Cabot Corp.	2,475
14	Huntsman Corp.	308
45	PPG Industries, Inc.	10,251
7	Valspar Corp. (The)	563

		18,168

	Containers & Packaging — 1.0%
13	Avery Dennison Corp.	677
33	Crown Holdings, Inc. (a)	1,799
66	Rock-Tenn Co., Class A	4,263
54	Sealed Air Corp.	2,447

		9,186

	Metals & Mining — 1.2%
76	Alcoa, Inc.	977
11	Compass Minerals International, Inc.	988
9	Nucor Corp.	437
54	Reliance Steel & Aluminum Co.	3,274
150	Steel Dynamics, Inc.	3,019
131	United States Steel Corp.	3,206

		11,901

	Paper & Forest Products — 0.8%
52	Domtar Corp., (Canada)	2,385
100	International Paper Co.	5,560

		7,945

	Total Materials	47,200

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
937	Frontier Communications Corp.	6,607

	Wireless Telecommunication Services — 0.3%
24	SBA Communications Corp., Class A (a)	2,822

	Total Telecommunication Services	9,429

	Utilities — 5.3%
	Electric Utilities — 0.2%
19	Entergy Corp.	1,488
8	Pinnacle West Capital Corp.	529

		2,017

	Gas Utilities — 0.9%
252	UGI Corp.	8,218

	Independent Power & Renewable Electricity Producers — 0.5%
402	AES Corp.	5,164

	Multi-Utilities — 3.7%
40	Alliant Energy Corp.	2,517
57	Ameren Corp.	2,384
173	CenterPoint Energy, Inc.	3,523
120	CMS Energy Corp.	4,186
37	Consolidated Edison, Inc.	2,251
64	DTE Energy Co.	5,164
96	Public Service Enterprise Group, Inc.	4,041
49	SCANA Corp.	2,678
59	Sempra Energy	6,443
106	TECO Energy, Inc.	2,055

		35,242

	Total Utilities	50,641

	Total Common Stocks (Cost $730,146)	926,402

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
243	Safeway, Inc. (a) (i) (Cost $ -)	14

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
34,821	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $34,821)	34,821

	Total Investments — 100.3% (Cost $764,967)	961,237
	Liabilities in Excess of Other Assets — (0.3)% (c)	(2,556)

	NET ASSETS — 100.0%	$958,681

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
170	S&P Mid Cap 400	06/19/15	$25,837	$600

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,438
Aggregate gross unrealized depreciation	(14,168)

Net unrealized appreciation/depreciation	$196,270

Federal income tax cost of investments	$764,967

A. Valuation —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$142,183	$—	$—	$142,183
Consumer Staples	71,405	—	—	71,405
Energy	46,061	—	—	46,061
Financials	165,197	—	—	165,197
Health Care	116,596	—	—	116,596
Industrials	110,464	—	—	110,464
Information Technology	167,226	—	—	167,226
Materials	47,200	—	—	47,200
Telecommunication Services	9,429	—	—	9,429
Utilities	50,641	—	—	50,641

Total Common Stocks	926,402	—	—	926,402

Rights
Consumer Staples	—	—	14	14
Short-Term Investment
Investment Company	34,821	—	—	34,821

Total Investments in Securities	$961,223	$—	$14	$961,237

Appreciation in Other Financial Instruments
Futures Contracts	$600	$—	$—	$600

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 6.3%
1,910	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	19,673
1,340	JPMorgan Global Natural Resources Fund, Select Class Shares	9,436
11,269	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	113,703
7,109	JPMorgan Research Market Neutral Fund, Select Class Shares	107,708
6,393	JPMorgan Systematic Alpha Fund, Select Class Shares	96,337

	Total Alternative Assets	346,857

	Fixed Income — 38.1%
67,279	JPMorgan Core Bond Fund, Select Class Shares	798,598
59,332	JPMorgan Core Plus Bond Fund, Select Class Shares	498,388
5,813	JPMorgan Emerging Markets Debt Fund, Select Class Shares	47,785
4,153	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	34,551
16,709	JPMorgan Floating Rate Income Fund, Select Class Shares	163,919
1,097	JPMorgan Government Bond Fund, Select Class Shares	12,129
16,243	JPMorgan High Yield Fund, Select Class Shares	124,582
11,774	JPMorgan Inflation Managed Bond Fund, Select Class Shares	121,629
16,559	JPMorgan Limited Duration Bond Fund, Select Class Shares	165,917
9,458	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	111,316
2,305	JPMorgan Unconstrained Debt Fund, Select Class Shares	23,368

	Total Fixed Income	2,102,182

	International Equity — 12.6%
5,319	JPMorgan Emerging Economies Fund, Select Class Shares	66,432
2,845	JPMorgan Emerging Markets Equity Fund, Select Class Shares	64,798
9,686	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	181,314
5,971	JPMorgan International Equity Fund, Select Class Shares	94,046
11,551	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	197,756
2,946	JPMorgan Intrepid European Fund, Select Class Shares	72,915
1,348	JPMorgan Latin America Fund, Select Class Shares	18,727

	Total International Equity	695,988

	Money Market — 4.2%
229,728	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (l)	229,728

	U.S. Equity — 38.8%
4,567	JPMorgan Dynamic Growth Fund, Select Class Shares	115,822
5,953	JPMorgan Equity Income Fund, Select Class Shares	84,530
9,126	JPMorgan Intrepid America Fund, Select Class Shares	350,971
4,512	JPMorgan Intrepid Growth Fund, Select Class Shares	184,555
4,272	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	100,939
1,581	JPMorgan Large Cap Growth Fund, Select Class Shares	57,119
11,091	JPMorgan Large Cap Value Fund, Select Class Shares	162,931
15,793	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	208,785
904	JPMorgan Small Cap Value Fund, Select Class Shares	25,832
3,085	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	56,022
31,953	JPMorgan U.S. Equity Fund, Select Class Shares	471,620
7,762	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	232,320
2,990	JPMorgan Value Advantage Fund, Select Class Shares	90,390

	Total U.S. Equity	2,141,836

	Total Investments — 100.0% (Cost $4,650,598)	5,516,591
	Other Assets in Excess of Liabilities — 0.0% (g)	1,406

	NET ASSETS — 100.0%	$5,517,997

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$911,644
Aggregate gross unrealized depreciation	(45,651)

Net unrealized appreciation/depreciation	$865,993

Federal income tax cost of investments	$4,650,598

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,516,591	$—	$—	$5,516,591

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 6.8%
1,687	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	17,373
1,139	JPMorgan Global Natural Resources Fund, Select Class Shares	8,016
8,561	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	86,378
7,131	JPMorgan Research Market Neutral Fund, Select Class Shares	108,029
5,872	JPMorgan Systematic Alpha Fund, Select Class Shares	88,492

	Total Alternative Assets	308,288

	Fixed Income — 57.4%
87,758	JPMorgan Core Bond Fund, Select Class Shares	1,041,693
65,973	JPMorgan Core Plus Bond Fund, Select Class Shares	554,176
3,830	JPMorgan Emerging Markets Debt Fund, Select Class Shares	31,487
5,934	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	49,370
16,360	JPMorgan Floating Rate Income Fund, Select Class Shares	160,495
3,037	JPMorgan Government Bond Fund, Select Class Shares	33,587
12,230	JPMorgan High Yield Fund, Select Class Shares	93,801
14,875	JPMorgan Inflation Managed Bond Fund, Select Class Shares	153,654
33,403	JPMorgan Limited Duration Bond Fund, Select Class Shares	334,699
10,856	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	127,780
1,903	JPMorgan Unconstrained Debt Fund, Select Class Shares	19,298

	Total Fixed Income	2,600,040

	International Equity — 7.2%
2,470	JPMorgan Emerging Economies Fund, Select Class Shares	30,848
1,328	JPMorgan Emerging Markets Equity Fund, Select Class Shares	30,248
2,747	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	51,415
2,670	JPMorgan International Equity Fund, Select Class Shares	42,051
7,135	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	122,159
1,480	JPMorgan Intrepid European Fund, Select Class Shares	36,643
868	JPMorgan Latin America Fund, Select Class Shares	12,050

	Total International Equity	325,414

	Money Market — 4.0%
179,646	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (l)	179,646

	U.S. Equity — 24.5%
1,576	JPMorgan Dynamic Growth Fund, Select Class Shares	39,977
5,570	JPMorgan Equity Income Fund, Select Class Shares	79,093
6,056	JPMorgan Intrepid America Fund, Select Class Shares	232,919
2,866	JPMorgan Intrepid Growth Fund, Select Class Shares	117,213
1,479	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	34,956
2,157	JPMorgan Large Cap Value Fund, Select Class Shares	31,681
4,644	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	61,396
912	JPMorgan Mid Cap Growth Fund, Select Class Shares	27,300
663	JPMorgan Small Cap Value Fund, Select Class Shares	18,968
2,155	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	39,143
15,722	JPMorgan U.S. Equity Fund, Select Class Shares	232,061
4,386	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	131,268
2,067	JPMorgan Value Advantage Fund, Select Class Shares	62,500

	Total U.S. Equity	1,108,475

	Total Investments — 99.9% (Cost $4,042,761)	4,521,863
	Other Assets in Excess of Liabilities — 0.1%	4,310

	NET ASSETS — 100.0%	$4,526,173

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,994
Aggregate gross unrealized depreciation	(43,892)

Net unrealized appreciation/depreciation	$479,102

Federal income tax cost of investments	$4,042,761

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,521,863	$—	$—	$4,521,863

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 5.4%
1,308	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	13,471
985	JPMorgan Global Natural Resources Fund, Select Class Shares	6,934
5,672	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	57,234
3,530	JPMorgan Research Market Neutral Fund, Select Class Shares	53,480
3,137	JPMorgan Systematic Alpha Fund, Select Class Shares	47,278

	Total Alternative Assets	178,397

	Fixed Income — 24.4%
22,639	JPMorgan Core Bond Fund, Select Class Shares	268,726
21,702	JPMorgan Core Plus Bond Fund, Select Class Shares	182,296
2,094	JPMorgan Emerging Markets Debt Fund, Select Class Shares	17,210
2,011	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	16,734
10,802	JPMorgan Floating Rate Income Fund, Select Class Shares	105,970
1,011	JPMorgan Government Bond Fund, Select Class Shares	11,182
9,740	JPMorgan High Yield Fund, Select Class Shares	74,702
5,724	JPMorgan Inflation Managed Bond Fund, Select Class Shares	59,131
1,359	JPMorgan Limited Duration Bond Fund, Select Class Shares	13,619
3,856	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	45,389
1,504	JPMorgan Unconstrained Debt Fund, Select Class Shares	15,249

	Total Fixed Income	810,208

	International Equity — 16.4%
4,170	JPMorgan Emerging Economies Fund, Select Class Shares	52,079
2,294	JPMorgan Emerging Markets Equity Fund, Select Class Shares	52,260
6,267	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	117,323
7,510	JPMorgan International Equity Fund, Select Class Shares	118,282
7,318	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	125,281
2,862	JPMorgan Intrepid European Fund, Select Class Shares	70,837
663	JPMorgan Latin America Fund, Select Class Shares	9,215

	Total International Equity	545,277

	Money Market — 1.8%
59,922	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (l)	59,922

	U.S. Equity — 51.9%
1,874	JPMorgan Dynamic Growth Fund, Select Class Shares	47,518
3,884	JPMorgan Equity Income Fund, Select Class Shares	55,151
8,676	JPMorgan Intrepid America Fund, Select Class Shares	333,696
2,781	JPMorgan Intrepid Growth Fund, Select Class Shares	113,730
1,712	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	40,444
4,659	JPMorgan Large Cap Growth Fund, Select Class Shares	168,265
12,821	JPMorgan Large Cap Value Fund, Select Class Shares	188,347
9,896	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	130,819
684	JPMorgan Mid Cap Growth Fund, Select Class Shares	20,477
2,107	JPMorgan Small Cap Value Fund, Select Class Shares	60,230
2,524	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	45,829
22,112	JPMorgan U.S. Equity Fund, Select Class Shares	326,378
4,646	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	139,067
1,686	JPMorgan Value Advantage Fund, Select Class Shares	50,980

	Total U.S. Equity	1,720,931

	Total Investments — 99.9% (Cost $2,612,728)	3,314,735
	Other Assets in Excess of Liabilities — 0.1%	2,287

	NET ASSETS — 100.0%	$3,317,022

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$732,517
Aggregate gross unrealized depreciation	(30,510)

Net unrealized appreciation/depreciation	$702,007

Federal income tax cost of investments	$2,612,728

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,314,735	$—	$—	$3,314,735

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 2.2%
907	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	9,339
674	JPMorgan Global Natural Resources Fund, Select Class Shares	4,746
1,429	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	14,421
890	JPMorgan Research Market Neutral Fund, Select Class Shares	13,476
950	JPMorgan Systematic Alpha Fund, Select Class Shares	14,316

	Total Alternative Assets	56,298

	Fixed Income — 6.6%
5,297	JPMorgan Core Bond Fund, Select Class Shares	62,874
2,174	JPMorgan Core Plus Bond Fund, Select Class Shares	18,258
974	JPMorgan Emerging Markets Debt Fund, Select Class Shares	8,004
948	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	7,889
1,482	JPMorgan Floating Rate Income Fund, Select Class Shares	14,539
1,961	JPMorgan High Yield Fund, Select Class Shares	15,045
2,439	JPMorgan Inflation Managed Bond Fund, Select Class Shares	25,193
669	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	7,879
501	JPMorgan Unconstrained Debt Fund, Select Class Shares	5,076

	Total Fixed Income	164,757

	International Equity — 20.0%
4,018	JPMorgan Emerging Economies Fund, Select Class Shares	50,185
2,128	JPMorgan Emerging Markets Equity Fund, Select Class Shares	48,465
3,524	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	65,963
6,939	JPMorgan International Equity Fund, Select Class Shares	109,291
7,706	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	131,926
684	JPMorgan International Unconstrained Equity Fund, Select Class Shares	12,232
2,706	JPMorgan Intrepid European Fund, Select Class Shares	66,980
809	JPMorgan Latin America Fund, Select Class Shares	11,235

	Total International Equity	496,277

	Money Market — 1.7%
41,207	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (l)	41,207

	U.S. Equity — 69.4%
991	JPMorgan Dynamic Growth Fund, Select Class Shares	25,144
2,516	JPMorgan Equity Income Fund, Select Class Shares	35,733
7,349	JPMorgan Intrepid America Fund, Select Class Shares	282,646
3,508	JPMorgan Intrepid Growth Fund, Select Class Shares	143,488
3,456	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	81,661
5,361	JPMorgan Large Cap Growth Fund, Select Class Shares	193,642
16,230	JPMorgan Large Cap Value Fund, Select Class Shares	238,415
10,940	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	144,627
576	JPMorgan Mid Cap Growth Fund, Select Class Shares	17,229
2,373	JPMorgan Small Cap Value Fund, Select Class Shares	67,848
1,479	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	26,856
21,902	JPMorgan U.S. Equity Fund, Select Class Shares	323,274
3,484	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	104,282
1,324	JPMorgan Value Advantage Fund, Select Class Shares	40,034

	Total U.S. Equity	1,724,879

	Total Investments — 99.9% (Cost $1,800,437)	2,483,418
	Other Assets in Excess of Liabilities — 0.1%	1,288

	NET ASSETS — 100.0%	$2,484,706

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of March 31, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700,112
Aggregate gross unrealized depreciation	(17,131)

Net unrealized appreciation/depreciation	$682,981

Federal income tax cost of investments	$1,800,437

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,483,418	$—	$—	$2,483,418

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 19.8%
	Auto Components — 1.2%
2,369	Delphi Automotive plc, (United Kingdom)	188,936

	Automobiles — 1.2%
1,000	Tesla Motors, Inc. (a)	188,695

	Hotels, Restaurants & Leisure — 2.7%
270	Chipotle Mexican Grill, Inc. (a)	175,385
2,699	Starbucks Corp.	255,552

		430,937

	Household Durables — 0.6%
437	Whirlpool Corp.	88,199

	Internet & Catalog Retail — 3.5%
577	Amazon.com, Inc. (a)	214,865
276	Netflix, Inc. (a)	115,090
184	Priceline Group, Inc. (The) (a)	213,971

		543,926

	Media — 5.8%
6,706	Comcast Corp., Class A	378,705
3,566	Liberty Global plc, (United Kingdom), Series C (a)	177,607
1,930	Time Warner, Inc.	162,944
5,546	Twenty-First Century Fox, Inc., Class A	187,673

		906,929

	Specialty Retail — 4.1%
5,641	Home Depot, Inc. (The)	640,897

	Textiles, Apparel & Luxury Goods — 0.7%
1,670	Michael Kors Holdings Ltd., (United Kingdom) (a)	109,824

	Total Consumer Discretionary	3,098,343

	Consumer Staples — 5.2%
	Beverages — 1.0%
416	Constellation Brands, Inc., Class A (a)	48,285
767	Monster Beverage Corp. (a)	106,204

		154,489

	Food & Staples Retailing — 2.9%
1,569	Costco Wholesale Corp.	237,726
2,100	CVS Health Corp. (m)	216,741

		454,467

	Food Products — 0.6%
911	Keurig Green Mountain, Inc.	101,831

	Household Products — 0.7%
1,588	Colgate-Palmolive Co.	110,126

	Total Consumer Staples	820,913

	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
4,654	Cabot Oil & Gas Corp.	137,424
784	Marathon Petroleum Corp.	80,263
899	Pioneer Natural Resources Co.	146,963

	Total Energy	364,650

	Financials — 4.0%
	Capital Markets — 2.5%
373	Affiliated Managers Group, Inc. (a)	80,070
368	BlackRock, Inc.	134,629
4,836	TD Ameritrade Holding Corp.	180,201

		394,900

	Diversified Financial Services — 1.5%
2,253	Moody’s Corp.	233,861

	Total Financials	628,761

	Health Care — 23.2%
	Biotechnology — 15.8%
1,449	Alexion Pharmaceuticals, Inc. (a)	251,077
698	Biogen, Inc. (a)	294,681
891	BioMarin Pharmaceutical, Inc. (a)	111,036
4,463	Celgene Corp. (a)	514,506
3,899	Gilead Sciences, Inc. (a)	382,580
1,056	Incyte Corp. (a)	96,821
1,078	Regeneron Pharmaceuticals, Inc. (a)	486,831
2,959	Vertex Pharmaceuticals, Inc. (a)	349,073

		2,486,605

	Health Care Providers & Services — 3.6%
2,610	AmerisourceBergen Corp.	296,679
1,172	McKesson Corp.	265,106

		561,785

	Life Sciences Tools & Services — 0.9%
759	Illumina, Inc. (a)	140,901

	Pharmaceuticals — 2.9%
2,271	Valeant Pharmaceuticals International, Inc. (a)	450,966

	Total Health Care	3,640,257

	Industrials — 7.1%
	Aerospace & Defense — 1.8%
2,753	Honeywell International, Inc. (m)	287,186

	Airlines — 1.8%
6,443	Delta Air Lines, Inc.	289,664

	Industrial Conglomerates — 0.6%
522	Roper Industries, Inc.	89,801

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 2.9%
1,642	Kansas City Southern	167,585
2,581	Union Pacific Corp.	279,559

		447,144

	Total Industrials	1,113,795

	Information Technology — 30.5%
	Electronic Equipment, Instruments & Components — 1.0%
2,792	Amphenol Corp., Class A	164,532

	Internet Software & Services — 9.2%
663	Baidu, Inc., (China), ADR (a)	138,148
8,399	Facebook, Inc., Class A (a)	690,483
34	Google, Inc., Class A (a)	18,901
760	Google, Inc., Class C (a)	416,740
753	LinkedIn Corp., Class A (a)	188,145

		1,452,417

	IT Services — 7.1%
409	Alliance Data Systems Corp. (a)	121,018
6,086	MasterCard, Inc., Class A	525,752
7,048	Visa, Inc., Class A	461,010

		1,107,780

	Semiconductors & Semiconductor Equipment — 4.9%
481	ARM Holdings plc, (United Kingdom), ADR	23,723
2,421	ASML Holding N.V., (Netherlands)	244,561
2,634	Avago Technologies Ltd., (Singapore)	334,504
3,013	Micron Technology, Inc. (a)	81,729
784	NXP Semiconductors N.V., (Netherlands) (a)	78,672

		763,189

	Software — 3.0%
2,915	Adobe Systems, Inc. (a)	215,543
3,366	salesforce.com, Inc. (a)	224,869
570	Splunk, Inc. (a)	33,744

		474,156

	Technology Hardware, Storage & Peripherals — 5.3%
6,664	Apple, Inc. (m)	829,188

	Total Information Technology	4,791,262

	Materials — 6.0%
	Chemicals — 6.0%
1,065	Ecolab, Inc.	121,758
2,428	LyondellBasell Industries N.V., Class A	213,214
74	Monsanto Co.	8,328
925	PPG Industries, Inc.	208,624
1,342	Sherwin-Williams Co. (The)	381,685

	Total Materials	933,609

	Total Common Stocks (Cost $9,941,942)	15,391,590

Short-Term Investment — 2.1%
	Investment Company — 2.1%
332,649	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $332,649)	332,649

	Total Investments — 100.2% (Cost $10,274,591)	15,724,239
	Liabilities in Excess of Other Assets — (0.2)%	(38,896)

	NET ASSETS — 100.0%	$15,685,343

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,534,324
Aggregate gross unrealized depreciation	(84,676)

Net unrealized appreciation/depreciation	$5,449,648

Federal income tax cost of investments	$10,274,591

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,724,239	$—	$—	$15,724,239

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 16.2%
	Auto Components — 1.0%
79	Johnson Controls, Inc.	3,970
54	Tenneco, Inc. (a)	3,089

		7,059

	Automobiles — 4.8%
255	Ford Motor Co.	4,109
860	General Motors Co.	32,235

		36,344

	Hotels, Restaurants & Leisure — 2.0%
183	Royal Caribbean Cruises Ltd.	14,987

	Household Durables — 2.2%
354	PulteGroup, Inc.	7,872
227	Toll Brothers, Inc. (a)	8,942

		16,814

	Media — 0.7%
149	Twenty-First Century Fox, Inc., Class A	5,025

	Multiline Retail — 1.9%
120	Dollar General Corp. (a)	9,030
78	Macy’s, Inc.	5,063

		14,093

	Specialty Retail — 3.1%
99	AutoNation, Inc. (a)	6,369
324	Best Buy Co., Inc.	12,248
35	Lowe’s Cos., Inc.	2,603
166	Pier 1 Imports, Inc.	2,314

		23,534

	Textiles, Apparel & Luxury Goods — 0.5%
36	PVH Corp.	3,868

	Total Consumer Discretionary	121,724

	Consumer Staples — 0.5%
	Tobacco — 0.5%
47	Philip Morris International, Inc.	3,503

	Energy — 7.6%
	Energy Equipment & Services — 1.2%
180	Halliburton Co.	7,876
73	Nabors Industries Ltd., (Bermuda)	1,001

		8,877

	Oil, Gas & Consumable Fuels — 6.4%
37	Anadarko Petroleum Corp.	3,064
162	CONSOL Energy, Inc.	4,504
51	EQT Corp.	4,260
227	Exxon Mobil Corp. (m)	19,259
107	Marathon Oil Corp.	2,786
198	Occidental Petroleum Corp.	14,447

		48,320

	Total Energy	57,197

	Financials — 35.2%
	Banks — 13.8%
1,766	Bank of America Corp.	27,185
212	BB&T Corp.	8,278
41	BNP Paribas S.A., (France), ADR	1,246
349	Citigroup, Inc.	17,997
48	Cullen/Frost Bankers, Inc.	3,295
435	KeyCorp	6,164
31	M&T Bank Corp.	3,988
20	SVB Financial Group (a)	2,516
563	Wells Fargo & Co.	30,609
90	Zions Bancorporation	2,441

		103,719

	Capital Markets — 5.7%
199	Charles Schwab Corp. (The)	6,048
261	Invesco Ltd.	10,369
434	Morgan Stanley	15,475
76	Northern Trust Corp.	5,266
80	State Street Corp.	5,907

		43,065

	Consumer Finance — 2.3%
249	Ally Financial, Inc. (a)	5,228
154	Capital One Financial Corp.	12,146

		17,374

	Diversified Financial Services — 2.2%
84	Berkshire Hathaway, Inc., Class B (a)	12,109
24	CME Group, Inc.	2,254
10	Intercontinental Exchange, Inc.	2,309

		16,672

	Insurance — 7.9%
92	ACE Ltd., (Switzerland)	10,285
161	American International Group, Inc. (m)	8,794
19	Assurant, Inc.	1,155
98	Hartford Financial Services Group, Inc. (The)	4,082
49	Lincoln National Corp.	2,787
409	MetLife, Inc.	20,666
54	Prudential Financial, Inc.	4,350
77	Willis Group Holdings plc, (United Kingdom)	3,719
92	XL Group plc, (Ireland)	3,393

		59,231

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — 3.3%
41	American Tower Corp. (m)	3,851
92	Douglas Emmett, Inc. (m)	2,731
259	Host Hotels & Resorts, Inc. (m)	5,235
98	LaSalle Hotel Properties (m)	3,797
152	Liberty Property Trust (m)	5,426
130	Outfront Media, Inc. (m)	3,892

		24,932

	Total Financials	264,993

	Health Care — 15.9%
	Health Care Equipment & Supplies — 2.6%
859	Boston Scientific Corp. (a)	15,249
41	Stryker Corp.	3,819

		19,068

	Health Care Providers & Services — 7.2%
169	Aetna, Inc.	18,036
60	Cigna Corp. (m)	7,805
73	Humana, Inc.	12,947
132	UnitedHealth Group, Inc.	15,623

		54,411

	Life Sciences Tools & Services — 1.0%
56	Thermo Fisher Scientific, Inc.	7,519

	Pharmaceuticals — 5.1%
214	Johnson & Johnson	21,517
108	Merck & Co., Inc.	6,198
307	Pfizer, Inc.	10,674

		38,389

	Total Health Care	119,387

	Industrials — 10.6%
	Aerospace & Defense — 1.6%
22	L-3 Communications Holdings, Inc.	2,717
19	Precision Castparts Corp.	3,927
48	United Technologies Corp.	5,602

		12,246

	Airlines — 1.3%
132	Delta Air Lines, Inc.	5,944
59	United Continental Holdings, Inc. (a)	3,981

		9,925

	Building Products — 0.4%
65	Owens Corning	2,834

	Construction & Engineering — 0.7%
95	Fluor Corp.	5,430

	Electrical Equipment — 1.4%
159	Eaton Corp. plc	10,775

	Machinery — 3.4%
22	Cummins, Inc.	3,106
89	Navistar International Corp. (a)	2,631
156	PACCAR, Inc.	9,844
118	SPX Corp.	10,018

		25,599

	Road & Rail — 1.8%
225	CSX Corp. (m)	7,442
52	Union Pacific Corp.	5,676

		13,118

	Total Industrials	79,927

	Information Technology — 6.4%
	Internet Software & Services — 0.4%
5	Google, Inc., Class C (a)	2,850

	Semiconductors & Semiconductor Equipment — 3.8%
49	Avago Technologies Ltd., (Singapore)	6,273
164	Broadcom Corp., Class A	7,087
27	KLA-Tencor Corp.	1,591
83	Lam Research Corp.	5,808
51	Micron Technology, Inc. (a)	1,378
38	NXP Semiconductors N.V., (Netherlands) (a)	3,834
169	Teradyne, Inc.	3,188

		29,159

	Software — 1.6%
297	Microsoft Corp.	12,062

	Technology Hardware, Storage & Peripherals — 0.6%
36	Apple, Inc. (m)	4,467

	Total Information Technology	48,538

	Materials — 2.7%
	Chemicals — 1.8%
103	Axiall Corp.	4,827
45	E.I. du Pont de Nemours & Co. (m)	3,209
113	Mosaic Co. (The)	5,200

		13,236

	Metals & Mining — 0.9%
356	Alcoa, Inc. (m)	4,594

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
103	United States Steel Corp.	2,523

		7,117

	Total Materials	20,353

	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
107	T-Mobile US, Inc. (a)	3,378

	Utilities — 3.7%
	Electric Utilities — 3.7%
135	Edison International	8,427
241	Exelon Corp.	8,114
107	NextEra Energy, Inc.	11,133

	Total Utilities	27,674

	Total Common Stocks (Cost $627,411)	746,674

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
36	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $—)	—

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
5,225	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $5,225)	5,225

	Total Investments — 99.9% (Cost $632,636)	751,899
	Other Assets in Excess of Liabilities — 0.1%	738

	NET ASSETS — 100.0%	$752,637

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,822
Aggregate gross unrealized depreciation	(10,559)

Net unrealized appreciation/depreciation	$119,263

Federal income tax cost of investments	$632,636

A. Valuation —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$121,724	$—	$—		$121,724
Consumer Staples	3,503	—	—		3,503
Energy	57,197	—	—		57,197
Financials	264,993	—	—		264,993
Health Care	119,387	—	—		119,387
Industrials	79,927	—	—		79,927
Information Technology	48,538	—	—		48,538
Materials	20,353	—	—		20,353
Telecommunication Services	3,378	—	—		3,378
Utilities	27,674	—	—		27,674

Total Common Stocks	746,674	—	—		746,674

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	5,225	—	—		5,225

Total Investments in Securities	$751,899	$—	$—	(a)	$751,899

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 12.8%
	Auto Components — 0.3%
259	Gentex Corp.	4,743

	Automobiles — 0.2%
27	Thor Industries, Inc.	1,678
17	Winnebago Industries, Inc.	368

		2,046

	Distributors — 0.4%
171	LKQ Corp. (a)	4,379
93	VOXX International Corp. (a)	848

		5,227

	Diversified Consumer Services — 0.5%
12	American Public Education, Inc. (a)	361
66	Apollo Education Group, Inc. (a)	1,241
9	Capella Education Co.	601
33	DeVry Education Group, Inc.	1,098
2	Graham Holdings Co., Class B	2,414
24	Regis Corp. (a)	394
24	Strayer Education, Inc. (a)	1,298
24	Universal Technical Institute, Inc.	233

		7,640

	Hotels, Restaurants & Leisure — 1.5%
52	Boyd Gaming Corp. (a)	742
43	Brinker International, Inc.	2,627
5	Buffalo Wild Wings, Inc. (a)	815
18	Cheesecake Factory, Inc. (The)	878
18	Cracker Barrel Old Country Store, Inc.	2,727
9	DineEquity, Inc.	955
8	Domino’s Pizza, Inc.	845
66	Jack in the Box, Inc.	6,331
17	Marriott Vacations Worldwide Corp.	1,372
8	Red Robin Gourmet Burgers, Inc. (a)	679
104	Ruth’s Hospitality Group, Inc.	1,654
42	Scientific Games Corp., Class A (a)	443
37	Texas Roadhouse, Inc.	1,331

		21,399

	Household Durables — 2.2%
16	Ethan Allen Interiors, Inc.	428
19	Helen of Troy Ltd., (Bermuda) (a)	1,563
16	iRobot Corp. (a)	517
192	Jarden Corp. (a)	10,144
52	KB Home	808
31	La-Z-Boy, Inc.	874
5	NVR, Inc. (a)	7,293
27	Ryland Group, Inc. (The)	1,308
36	Tempur Sealy International, Inc. (a)	2,061
27	Tupperware Brands Corp.	1,854
65	Universal Electronics, Inc. (a)	3,687

		30,537

	Internet & Catalog Retail — 0.1%
8	Blue Nile, Inc. (a)	259
19	HSN, Inc.	1,290
14	Nutrisystem, Inc.	286

		1,835

	Leisure Products — 0.9%
8	Arctic Cat, Inc.	276
56	Brunswick Corp.	2,881
38	Polaris Industries, Inc.	5,415
92	Vista Outdoor, Inc. (a)	3,957

		12,529

	Media — 0.8%
49	E.W. Scripps Co. (The), Class A (a)	1,380
130	Harte-Hanks, Inc.	1,012
28	John Wiley & Sons, Inc., Class A	1,697
196	Live Nation Entertainment, Inc. (a)	4,939
46	Meredith Corp.	2,557

		11,585

	Multiline Retail — 0.2%
35	Big Lots, Inc.	1,682
165	J.C. Penney Co., Inc. (a)	1,391

		3,073

	Specialty Retail — 5.1%
36	Aaron’s, Inc.	1,015
40	Abercrombie & Fitch Co., Class A	875
43	Advance Auto Parts, Inc.	6,389
102	American Eagle Outfitters, Inc.	1,735
24	ANN, Inc. (a)	1,002
62	Ascena Retail Group, Inc. (a)	905
24	Barnes & Noble, Inc. (a)	580
26	Brown Shoe Co., Inc.	846
103	Cato Corp. (The), Class A	4,089
161	Chico’s FAS, Inc.	2,854
74	Children’s Place, Inc. (The)	4,752
128	CST Brands, Inc.	5,615
115	Dick’s Sporting Goods, Inc.	6,566

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
31	Finish Line, Inc. (The), Class A	763
82	Foot Locker, Inc.	5,177
15	Genesco, Inc. (a)	1,073
14	Group 1 Automotive, Inc.	1,213
54	Guess?, Inc.	1,010
11	Haverty Furniture Cos., Inc.	262
8	Kirkland’s, Inc. (a)	198
13	Lithia Motors, Inc., Class A	1,275
13	MarineMax, Inc. (a)	338
42	Murphy USA, Inc. (a)	3,025
498	Office Depot, Inc. (a)	4,586
42	Outerwall, Inc.	2,763
31	Select Comfort Corp. (a)	1,072
40	Signet Jewelers Ltd., (Bermuda)	5,593
19	Stein Mart, Inc.	239
10	Vitamin Shoppe, Inc. (a)	409
49	Williams-Sonoma, Inc.	3,913
13	Zumiez, Inc. (a)	519

		70,651

	Textiles, Apparel & Luxury Goods — 0.6%
22	Deckers Outdoor Corp. (a)	1,596
10	Hanesbrands, Inc.	351
15	Iconix Brand Group, Inc. (a)	503
11	Movado Group, Inc.	299
61	Perry Ellis International, Inc. (a)	1,415
24	Skechers U.S.A., Inc., Class A (a)	1,691
48	Steven Madden Ltd. (a)	1,818

		7,673

	Total Consumer Discretionary	178,938

	Consumer Staples — 3.4%
	Food & Staples Retailing — 0.7%
52	Andersons, Inc. (The)	2,156
24	Casey’s General Stores, Inc.	2,141
46	SpartanNash Co.	1,448
310	SUPERVALU, Inc. (a)	3,600

		9,345

	Food Products — 1.7%
7	B&G Foods, Inc.	202
7	Calavo Growers, Inc.	356
17	Cal-Maine Foods, Inc.	667
59	Dean Foods Co.	975
76	Flowers Foods, Inc.	1,724
42	Hain Celestial Group, Inc. (The) (a)	2,721
86	Ingredion, Inc.	6,697
8	J&J Snack Foods Corp.	896
6	Post Holdings, Inc. (a)	267
54	Sanderson Farms, Inc.	4,311
19	Seneca Foods Corp., Class A (a)	565
101	WhiteWave Foods Co. (The) (a)	4,474

		23,855

	Household Products — 0.9%
126	Central Garden & Pet Co., Class A (a)	1,334
73	Church & Dwight Co., Inc.	6,251
38	Energizer Holdings, Inc.	5,265

		12,850

	Personal Products — 0.1%
242	Avon Products, Inc.	1,932
8	Medifast, Inc. (a)	244

		2,176

	Total Consumer Staples	48,226

	Energy — 4.0%
	Energy Equipment & Services — 1.9%
25	Atwood Oceanics, Inc.	699
19	Basic Energy Services, Inc. (a)	128
22	Bristow Group, Inc.	1,177
27	C&J Energy Services Ltd. (a)	300
13	Dril-Quip, Inc. (a)	883
38	Exterran Holdings, Inc.	1,282
68	Gulf Island Fabrication, Inc.	1,015
91	Helix Energy Solutions Group, Inc. (a)	1,362
19	Hornbeck Offshore Services, Inc. (a)	350
658	ION Geophysical Corp. (a)	1,427
78	Matrix Service Co. (a)	1,364
56	Oceaneering International, Inc.	3,024
70	Oil States International, Inc. (a)	2,798
76	Patterson-UTI Energy, Inc.	1,428
36	Pioneer Energy Services Corp. (a)	192
74	Rowan Cos. plc, Class A	1,318
210	Superior Energy Services, Inc.	4,687
149	Tesco Corp.	1,690
31	Tidewater, Inc.	591

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
25	Unit Corp. (a)	706

		26,421

	Oil, Gas & Consumable Fuels — 2.1%
27	Bill Barrett Corp. (a)	224
173	California Resources Corp.	1,316
22	Carrizo Oil & Gas, Inc. (a)	1,084
29	Comstock Resources, Inc.	103
8	Contango Oil & Gas Co. (a)	178
33	Energen Corp.	2,145
67	Green Plains, Inc.	1,901
50	Gulfport Energy Corp. (a)	2,286
194	HollyFrontier Corp.	7,823
54	Penn Virginia Corp. (a)	347
34	PetroQuest Energy, Inc. (a)	78
39	Rosetta Resources, Inc. (a)	656
41	SM Energy Co.	2,125
76	Stone Energy Corp. (a)	1,109
40	Western Refining, Inc.	1,966
45	World Fuel Services Corp.	2,614
325	WPX Energy, Inc. (a)	3,554

		29,509

	Total Energy	55,930

	Financials — 22.7%
	Banks — 5.9%
197	Associated Banc-Corp.	3,669
66	BancorpSouth, Inc.	1,541
40	Bank of Hawaii Corp.	2,457
34	Bank of the Ozarks, Inc.	1,246
10	Banner Corp.	474
47	BBCN Bancorp, Inc.	679
47	Boston Private Financial Holdings, Inc.	575
49	Cathay General Bancorp	1,395
9	City Holding Co.	425
21	City National Corp.	1,903
39	Columbia Banking System, Inc.	1,117
3	Commerce Bancshares, Inc.	109
25	Community Bank System, Inc.	901
52	CVB Financial Corp.	835
196	East West Bancorp, Inc.	7,940
225	First BanCorp, (Puerto Rico) (a)	1,393
32	First Financial Bancorp	577
44	First Midwest Bancorp, Inc.	768
288	First Niagara Financial Group, Inc.	2,549
257	FirstMerit Corp.	4,895
36	FNB Corp.	474
383	Fulton Financial Corp.	4,729
49	Hancock Holding Co.	1,451
18	Hanmi Financial Corp.	391
26	Home BancShares, Inc.	873
13	Independent Bank Corp.	552
33	MB Financial, Inc.	1,041
21	NBT Bancorp, Inc.	537
12	Old National Bancorp	175
143	PacWest Bancorp	6,692
21	Pinnacle Financial Partners, Inc.	922
39	PrivateBancorp, Inc.	1,375
27	Prosperity Bancshares, Inc.	1,400
28	Signature Bank (a)	3,628
22	Simmons First National Corp., Class A	1,009
45	SVB Financial Group (a)	5,768
78	Synovus Financial Corp.	2,185
100	TCF Financial Corp.	1,564
7	Tompkins Financial Corp.	363
48	Trustmark Corp.	1,173
69	UMB Financial Corp.	3,644
184	Umpqua Holdings Corp.	3,160
25	United Community Banks, Inc.	481
52	Webster Financial Corp.	1,932
35	Wilshire Bancorp, Inc.	345
28	Wintrust Financial Corp.	1,336

		82,648

	Capital Markets — 2.2%
31	Eaton Vance Corp.	1,295
85	Evercore Partners, Inc., Class A	4,386
18	HFF, Inc., Class A	678
24	Investment Technology Group, Inc. (a)	738
80	Janus Capital Group, Inc.	1,382
9	Piper Jaffray Cos. (a)	473
141	Raymond James Financial, Inc.	8,004
184	SEI Investments Co.	8,101
36	Stifel Financial Corp. (a)	1,981
5	Virtus Investment Partners, Inc.	589

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
50	Waddell & Reed Financial, Inc., Class A	2,458

		30,085

	Consumer Finance — 0.4%
33	Cash America International, Inc.	773
13	Encore Capital Group, Inc. (a)	527
30	Enova International, Inc. (a)	592
33	Ezcorp, Inc., Class A (a)	305
5	First Cash Financial Services, Inc. (a)	224
12	Green Dot Corp., Class A (a)	183
241	SLM Corp. (a)	2,236
9	World Acceptance Corp. (a)	632

		5,472

	Diversified Financial Services — 0.2%
22	CBOE Holdings, Inc.	1,271
22	MarketAxess Holdings, Inc.	1,799

		3,070

	Insurance — 3.7%
6	Alleghany Corp. (a)	3,099
43	American Equity Investment Life Holding Co.	1,261
52	American Financial Group, Inc.	3,359
11	AMERISAFE, Inc.	496
98	Aspen Insurance Holdings Ltd., (Bermuda)	4,607
54	Brown & Brown, Inc.	1,789
52	Everest Re Group Ltd., (Bermuda)	9,094
127	First American Financial Corp.	4,528
81	Hanover Insurance Group, Inc. (The)	5,910
104	HCC Insurance Holdings, Inc.	5,900
7	Navigators Group, Inc. (The) (a)	579
174	Old Republic International Corp.	2,606
36	Reinsurance Group of America, Inc.	3,392
9	Safety Insurance Group, Inc.	537
33	Selective Insurance Group, Inc.	961
6	StanCorp Financial Group, Inc.	399
11	Stewart Information Services Corp.	465
54	W.R. Berkley Corp.	2,746

		51,728

	Real Estate Investment Trusts (REITs) — 9.3%
26	Acadia Realty Trust	922
37	Alexandria Real Estate Equities, Inc.	3,671
22	American Assets Trust, Inc.	935
62	American Campus Communities, Inc.	2,648
32	Associated Estates Realty Corp.	792
266	BioMed Realty Trust, Inc.	6,022
48	Camden Property Trust	3,755
13	CareTrust REIT, Inc.	177
42	Cedar Realty Trust, Inc.	317
32	Chesapeake Lodging Trust	1,079
22	CoreSite Realty Corp.	1,056
44	Corporate Office Properties Trust	1,285
77	Corrections Corp. of America	3,113
161	Cousins Properties, Inc.	1,708
414	DiamondRock Hospitality Co.	5,854
188	Duke Realty Corp.	4,101
17	EastGroup Properties, Inc.	1,014
28	EPR Properties	1,688
36	Equity One, Inc.	971
62	Extra Space Storage, Inc.	4,214
12	Federal Realty Investment Trust	1,757
43	Franklin Street Properties Corp.	554
129	GEO Group, Inc. (The)	5,660
16	Getty Realty Corp.	286
23	Government Properties Income Trust	527
46	Healthcare Realty Trust, Inc.	1,283
78	Highwoods Properties, Inc.	3,585
30	Home Properties, Inc.	2,048
86	Hospitality Properties Trust	2,849
46	Inland Real Estate Corp.	497
93	Kilroy Realty Corp.	7,080
180	Kite Realty Group Trust	5,060
174	LaSalle Hotel Properties	6,743
68	Liberty Property Trust	2,438
18	LTC Properties, Inc.	841
53	Mack-Cali Realty Corp.	1,014
81	Medical Properties Trust, Inc.	1,199
48	Mid-America Apartment Communities, Inc.	3,680
13	Parkway Properties, Inc.	222
32	Post Properties, Inc.	1,839
85	Potlatch Corp.	3,388
11	PS Business Parks, Inc.	918
67	Realty Income Corp.	3,433
54	Regency Centers Corp.	3,657

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
52	Retail Opportunity Investments Corp.	946
7	Saul Centers, Inc.	405
112	Senior Housing Properties Trust	2,479
18	Sovran Self Storage, Inc.	1,707
48	Summit Hotel Properties, Inc.	674
56	Tanger Factory Outlet Centers, Inc.	1,959
80	Taubman Centers, Inc.	6,169
150	UDR, Inc.	5,116
7	Universal Health Realty Income Trust	413
14	Urstadt Biddle Properties, Inc., Class A	323
73	Weingarten Realty Investors	2,622
96	WP GLIMCHER, Inc.	1,595

		130,288

	Real Estate Management & Development — 0.9%
56	Alexander & Baldwin, Inc.	2,402
20	Forestar Group, Inc. (a)	323
55	Jones Lang LaSalle, Inc.	9,447

		12,172

	Thrifts & Mortgage Finance — 0.1%
26	Bank Mutual Corp.	188
51	New York Community Bancorp, Inc.	856
32	Provident Financial Services, Inc.	600
54	TrustCo Bank Corp.	372

		2,016

	Total Financials	317,479

	Health Care — 9.6%
	Biotechnology — 0.9%
23	Acorda Therapeutics, Inc. (a)	762
16	Emergent Biosolutions, Inc. (a)	466
265	Momenta Pharmaceuticals, Inc. (a)	4,033
46	United Therapeutics Corp. (a)	7,979

		13,240

	Health Care Equipment & Supplies — 3.5%
86	Align Technology, Inc. (a)	4,647
16	CONMED Corp.	827
16	Cyberonics, Inc. (a)	1,032
99	Cynosure, Inc., Class A (a)	3,046
14	Greatbatch, Inc. (a)	783
78	Halyard Health, Inc. (a)	3,843
96	Hill-Rom Holdings, Inc.	4,719
321	Hologic, Inc. (a)	10,605
35	ICU Medical, Inc. (a)	3,285
14	Invacare Corp.	274
27	Masimo Corp. (a)	876
19	Natus Medical, Inc. (a)	756
29	NuVasive, Inc. (a)	1,340
74	ResMed, Inc.	5,292
70	Sirona Dental Systems, Inc. (a)	6,281
37	Thoratec Corp. (a)	1,532
5	West Pharmaceutical Services, Inc.	307

		49,445

	Health Care Providers & Services — 3.6%
23	AMN Healthcare Services, Inc. (a)	539
28	Amsurg Corp. (a)	1,700
115	Centene Corp. (a)	8,107
120	Community Health Systems, Inc. (a)	6,268
122	Cross Country Healthcare, Inc. (a)	1,450
10	Ensign Group, Inc. (The)	449
85	Health Net, Inc. (a)	5,170
9	IPC Healthcare, Inc. (a)	406
43	Kindred Healthcare, Inc.	1,019
70	LifePoint Hospitals, Inc. (a)	5,164
34	Magellan Health, Inc. (a)	2,413
15	MEDNAX, Inc. (a)	1,122
20	Molina Healthcare, Inc. (a)	1,359
63	Omnicare, Inc.	4,891
117	VCA, Inc. (a)	6,440
36	WellCare Health Plans, Inc. (a)	3,274

		49,771

	Health Care Technology — 0.1%
19	Omnicell, Inc. (a)	683
26	Quality Systems, Inc.	412

		1,095

	Life Sciences Tools & Services — 1.2%
42	Affymetrix, Inc. (a)	529
83	Cambrex Corp. (a)	3,269
34	Charles River Laboratories International, Inc. (a)	2,704
132	Luminex Corp. (a)	2,112
16	Mettler-Toledo International, Inc. (a)	5,291

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
34	PAREXEL International Corp. (a)	2,376

		16,281

	Pharmaceuticals — 0.3%
41	Impax Laboratories, Inc. (a)	1,898
47	Medicines Co. (The) (a)	1,325
30	Prestige Brands Holdings, Inc. (a)	1,290

		4,513

	Total Health Care	134,345

	Industrials — 15.9%
	Aerospace & Defense — 2.3%
23	AAR Corp.	721
4	B/E Aerospace, Inc.	283
21	Cubic Corp.	1,066
35	Curtiss-Wright Corp.	2,617
73	Engility Holdings, Inc.	2,182
235	Exelis, Inc.	5,724
70	Huntington Ingalls Industries, Inc.	9,776
8	KLX, Inc. (a)	307
19	Moog, Inc., Class A (a)	1,440
55	Orbital ATK, Inc.	4,200
22	Teledyne Technologies, Inc. (a)	2,327
22	Triumph Group, Inc.	1,302

		31,945

	Air Freight & Logistics — 0.1%
21	Hub Group, Inc., Class A (a)	815

	Airlines — 0.8%
91	Alaska Air Group, Inc.	6,038
262	JetBlue Airways Corp. (a)	5,049

		11,087

	Building Products — 1.5%
117	A.O. Smith Corp.	7,709
74	American Woodmark Corp. (a)	4,039
64	Fortune Brands Home & Security, Inc.	3,015
93	Griffon Corp.	1,624
32	Lennox International, Inc.	3,592
11	Universal Forest Products, Inc.	632

		20,611

	Commercial Services & Supplies — 1.9%
151	ABM Industries, Inc.	4,804
32	Deluxe Corp.	2,247
10	Herman Miller, Inc.	288
25	HNI Corp.	1,400
95	Matthews International Corp., Class A	4,882
356	R.R. Donnelley & Sons Co.	6,836
160	Tetra Tech, Inc.	3,850
9	UniFirst Corp.	1,110
20	United Stationers, Inc.	830
12	Viad Corp.	321

		26,568

	Construction & Engineering — 0.9%
189	AECOM (a)	5,834
23	Aegion Corp. (a)	423
22	Comfort Systems USA, Inc.	457
20	Dycom Industries, Inc. (a)	962
84	EMCOR Group, Inc.	3,925
88	KBR, Inc.	1,269

		12,870

	Electrical Equipment — 1.1%
15	AZZ, Inc.	690
58	EnerSys	3,740
124	General Cable Corp.	2,140
26	Hubbell, Inc., Class B	2,881
71	Regal-Beloit Corp.	5,710

		15,161

	Industrial Conglomerates — 0.2%
36	Carlisle Cos., Inc.	3,347

	Machinery — 3.3%
50	AGCO Corp.	2,364
16	Albany International Corp., Class A	648
24	Barnes Group, Inc.	976
30	Briggs & Stratton Corp.	614
67	Crane Co.	4,183
37	Federal Signal Corp.	576
42	Hillenbrand, Inc.	1,305
38	IDEX Corp.	2,889
125	ITT Corp.	4,997
16	John Bean Technologies Corp.	589
47	Kennametal, Inc.	1,570
46	Lincoln Electric Holdings, Inc.	3,028
10	Lydall, Inc. (a)	302
24	Nordson Corp.	1,914
45	Oshkosh Corp.	2,178

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
23	SPX Corp.	1,961
8	Standex International Corp.	624
11	Tennant Co.	742
113	Terex Corp.	2,993
48	Timken Co. (The)	2,004
100	Trinity Industries, Inc.	3,543
60	Wabtec Corp.	5,722
6	Watts Water Technologies, Inc., Class A	358

		46,080

	Marine — 0.6%
34	Kirby Corp. (a)	2,559
152	Matson, Inc.	6,409

		8,968

	Professional Services — 1.8%
55	CDI Corp.	774
19	Corporate Executive Board Co. (The)	1,499
22	FTI Consulting, Inc. (a)	816
111	Heidrick & Struggles International, Inc.	2,725
12	Insperity, Inc.	638
29	Korn/Ferry International	944
101	ManpowerGroup, Inc.	8,665
25	On Assignment, Inc. (a)	955
114	Resources Connection, Inc.	1,994
38	Towers Watson & Co., Class A	5,079
24	TrueBlue, Inc. (a)	591

		24,680

	Road & Rail — 0.9%
77	ArcBest Corp.	2,914
118	Con-way, Inc.	5,229
11	J.B. Hunt Transport Services, Inc.	979
26	Landstar System, Inc.	1,748
33	Old Dominion Freight Line, Inc. (a)	2,535

		13,405

	Trading Companies & Distributors — 0.5%
25	Applied Industrial Technologies, Inc.	1,133
10	GATX Corp.	597
3	MSC Industrial Direct Co., Inc., Class A	246
66	NOW, Inc. (a)	1,422
43	Veritiv Corp. (a)	1,893
15	Watsco, Inc.	1,936

		7,227

	Total Industrials	222,764

	Information Technology — 16.8%
	Communications Equipment — 0.9%
121	ARRIS Group, Inc. (a)	3,499
32	Bel Fuse, Inc., Class B	607
59	Ciena Corp. (a)	1,137
8	Comtech Telecommunications Corp.	235
36	Digi International, Inc. (a)	358
53	Harmonic, Inc. (a)	393
20	InterDigital, Inc.	1,025
21	NETGEAR, Inc. (a)	689
318	Polycom, Inc. (a)	4,257

		12,200

	Electronic Equipment, Instruments & Components — 4.2%
17	Anixter International, Inc. (a)	1,325
143	Arrow Electronics, Inc. (a)	8,747
178	Avnet, Inc.	7,910
24	Belden, Inc.	2,275
185	Benchmark Electronics, Inc. (a)	4,448
20	Checkpoint Systems, Inc.	214
14	Coherent, Inc. (a)	929
8	DTS, Inc. (a)	276
15	Electro Scientific Industries, Inc.	93
168	Fabrinet, (Thailand) (a)	3,196
18	Gerber Scientific, Inc. (a) (i)	—
9	II-VI, Inc. (a)	163
180	Ingram Micro, Inc., Class A (a)	4,518
28	Insight Enterprises, Inc. (a)	790
24	Itron, Inc. (a)	880
222	Jabil Circuit, Inc.	5,193
98	Keysight Technologies, Inc. (a)	3,633
13	Littelfuse, Inc.	1,293
21	Methode Electronics, Inc.	1,008
24	Newport Corp. (a)	463
12	OSI Systems, Inc. (a)	854
17	Rofin-Sinar Technologies, Inc. (a)	411
9	Rogers Corp. (a)	773
94	Sanmina Corp. (a)	2,262

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
125	Trimble Navigation Ltd. (a)	3,156
84	Vishay Intertechnology, Inc.	1,165
30	Zebra Technologies Corp., Class A (a)	2,694

		58,669

	Internet Software & Services — 0.7%
60	AOL, Inc. (a)	2,376
19	Blucora, Inc. (a)	254
24	Dice Holdings, Inc. (a)	217
26	j2 Global, Inc.	1,711
142	Liquidity Services, Inc. (a)	1,405
68	Rackspace Hosting, Inc. (a)	3,518
8	Stamps.com, Inc. (a)	565

		10,046

	IT Services — 3.9%
47	Acxiom Corp. (a)	869
160	Broadridge Financial Solutions, Inc.	8,774
54	CACI International, Inc., Class A (a)	4,866
8	Cardtronics, Inc. (a)	308
58	Convergys Corp.	1,326
49	CoreLogic, Inc. (a)	1,742
17	DST Systems, Inc.	1,880
58	ExlService Holdings, Inc. (a)	2,175
95	Global Payments, Inc.	8,665
34	Heartland Payment Systems, Inc.	1,582
46	Jack Henry & Associates, Inc.	3,220
114	Leidos Holdings, Inc.	4,783
110	ManTech International Corp., Class A	3,727
38	MAXIMUS, Inc.	2,551
92	Science Applications International Corp.	4,714
126	Sykes Enterprises, Inc. (a)	3,133
8	TeleTech Holdings, Inc.	212

		54,527

	Semiconductors & Semiconductor Equipment — 2.5%
26	Advanced Energy Industries, Inc. (a)	672
274	Atmel Corp.	2,251
14	Cabot Microelectronics Corp. (a)	697
38	Cirrus Logic, Inc. (a)	1,268
11	Cohu, Inc.	120
72	Cree, Inc. (a)	2,567
20	Diodes, Inc. (a)	578
63	DSP Group, Inc. (a)	760
73	Fairchild Semiconductor International, Inc. (a)	1,327
322	Kulicke & Soffa Industries, Inc., (Singapore) (a)	5,027
81	Microsemi Corp. (a)	2,875
37	MKS Instruments, Inc.	1,264
10	Nanometrics, Inc. (a)	170
120	Pericom Semiconductor Corp.	1,853
116	Qorvo, Inc. (a)	9,282
19	SunEdison, Inc. (a)	454
22	Synaptics, Inc. (a)	1,772
127	Teradyne, Inc.	2,392
16	Ultratech, Inc. (a)	272

		35,601

	Software — 4.0%
68	ACI Worldwide, Inc. (a)	1,464
169	Cadence Design Systems, Inc. (a)	3,125
121	CDK Global, Inc.	5,672
25	CommVault Systems, Inc. (a)	1,093
21	Fair Isaac Corp.	1,850
79	Fortinet, Inc. (a)	2,775
18	Informatica Corp. (a)	780
29	Mentor Graphics Corp.	704
19	MicroStrategy, Inc., Class A (a)	3,224
156	Progress Software Corp. (a)	4,246
164	PTC, Inc. (a)	5,939
351	Rovi Corp. (a)	6,390
105	SolarWinds, Inc. (a)	5,394
186	Synopsys, Inc. (a)	8,626
170	Take-Two Interactive Software, Inc. (a)	4,334

		55,616

	Technology Hardware, Storage & Peripherals — 0.6%
32	3D Systems Corp. (a)	876
32	Diebold, Inc.	1,130
37	Lexmark International, Inc., Class A	1,568
98	NCR Corp. (a)	2,886
51	QLogic Corp. (a)	753
20	Super Micro Computer, Inc. (a)	648

		7,861

	Total Information Technology	234,520

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 7.1%
	Chemicals — 3.0%
19	A Schulman, Inc.	910
65	Albemarle Corp.	3,457
70	Ashland, Inc.	8,934
35	Cabot Corp.	1,577
35	Calgon Carbon Corp.	738
44	Cytec Industries, Inc.	2,376
147	FutureFuel Corp.	1,505
23	Minerals Technologies, Inc.	1,706
48	Olin Corp.	1,553
17	OM Group, Inc.	501
8	Quaker Chemical Corp.	643
135	RPM International, Inc.	6,459
81	Scotts Miracle-Gro Co. (The), Class A	5,434
11	Stepan Co.	461
58	Valspar Corp. (The)	4,896
13	Zep, Inc.	214

		41,364

	Construction Materials — 0.1%
36	Headwaters, Inc. (a)	659

	Containers & Packaging — 1.6%
60	Bemis Co., Inc.	2,779
81	Packaging Corp. of America	6,361
150	Rock-Tenn Co., Class A	9,660
39	Silgan Holdings, Inc.	2,246
37	Sonoco Products Co.	1,700

		22,746

	Metals & Mining — 1.7%
30	Century Aluminum Co. (a)	407
191	Commercial Metals Co.	3,098
39	Compass Minerals International, Inc.	3,589
40	Globe Specialty Metals, Inc.	764
16	Kaiser Aluminum Corp.	1,227
75	Reliance Steel & Aluminum Co.	4,574
14	Royal Gold, Inc.	870
173	Steel Dynamics, Inc.	3,470
19	TimkenSteel Corp.	491
86	United States Steel Corp.	2,101
123	Worthington Industries, Inc.	3,271

		23,862

	Paper & Forest Products — 0.7%
75	Boise Cascade Co. (a)	2,809
38	Domtar Corp., (Canada)	1,755
47	KapStone Paper & Packaging Corp.	1,538
11	Neenah Paper, Inc.	688
26	PH Glatfelter Co.	705
64	Schweitzer-Mauduit International, Inc.	2,953

		10,448

	Total Materials	99,079

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
51	8x8, Inc. (a)	427
107	General Communication, Inc., Class A (a)	1,689

		2,116

	Wireless Telecommunication Services — 0.2%
55	Spok Holdings, Inc.	1,047
57	Telephone & Data Systems, Inc.	1,427

		2,474

	Total Telecommunication Services	4,590

	Utilities — 4.2%
	Electric Utilities — 1.3%
51	El Paso Electric Co.	1,955
180	Great Plains Energy, Inc.	4,810
118	Hawaiian Electric Industries, Inc.	3,800
53	IDACORP, Inc.	3,355
82	OGE Energy Corp.	2,599
34	UIL Holdings Corp.	1,733

		18,252

	Gas Utilities — 1.8%
124	Atmos Energy Corp.	6,861
19	National Fuel Gas Co.	1,160
158	New Jersey Resources Corp.	4,914
6	Northwest Natural Gas Co.	265
102	Questar Corp.	2,436
31	Southwest Gas Corp.	1,807
226	UGI Corp.	7,374
6	WGL Holdings, Inc.	310

		25,127

	Multi-Utilities — 1.0%
66	Alliant Energy Corp.	4,149
54	Avista Corp.	1,849
6	Black Hills Corp.	315

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
81	MDU Resources Group, Inc.	1,718
23	NorthWestern Corp.	1,245
114	Vectren Corp.	5,036

		14,312

	Water Utilities — 0.1%
23	American States Water Co.	923

	Total Utilities	58,614

	Total Common Stocks (Cost $947,742)	1,354,485

	Investment Company — 2.6%
36,649	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $36,649)	36,649

	Total Investments — 99.4% (Cost $984,391)	1,391,134
	Other Assets in Excess of Liabilities — 0.6% (c)	7,959

	NET ASSETS — 100.0%	$1,399,093

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
88	E-mini Russell 2000	06/19/15	$10,990	$214
217	S&P Mid Cap 400	06/19/15	32,980	656

				$870

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,387
Aggregate gross unrealized depreciation	(26,644)
Net unrealized appreciation/depreciation	$406,743

Federal income tax cost of investments	$984,391

A. Valuation —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$178,938	$—	$—		$178,938
Consumer Staples	48,226	—	—		48,226
Energy	55,930	—	—		55,930
Financials	317,479	—	—		317,479
Health Care	134,345	—	—		134,345
Industrials	222,764	—	—		222,764
Information Technology	234,520	—	—	(a)	234,520
Materials	99,079	—	—		99,079
Telecommunication Services	4,590	—	—		4,590
Utilities	58,614	—	—		58,614

Total Common Stocks	1,354,485	—	—	(a)	1,354,485

Short-Term Investment
Investment Company	36,649	—	—		36,649

Total Investments in Securities	$1,391,134	$—	$—	(a)	$1,391,134

Appreciation in Other Financial Instruments
Futures Contracts	$870	$—	$—		$870

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
	Consumer Discretionary — 19.7%
	Automobiles — 2.1%
479	Harley-Davidson, Inc.	29,100
150	Tesla Motors, Inc. (a)	28,297

		57,397

	Hotels, Restaurants & Leisure — 3.2%
1,100	Hilton Worldwide Holdings, Inc. (a)	32,576
631	Norwegian Cruise Line Holdings Ltd. (a)	34,053
117	Panera Bread Co., Class A (a)	18,768

		85,397

	Household Durables — 1.9%
148	Mohawk Industries, Inc. (a)	27,416
613	Toll Brothers, Inc. (a)	24,096

		51,512

	Internet & Catalog Retail — 2.1%
105	Netflix, Inc. (a)	43,794
167	TripAdvisor, Inc. (a)	13,848

		57,642

	Multiline Retail — 1.0%
580	Big Lots, Inc.	27,838

	Specialty Retail — 7.2%
191	Advance Auto Parts, Inc.	28,591
610	GameStop Corp., Class A	23,171
490	GNC Holdings, Inc., Class A	24,044
238	Tractor Supply Co.	20,227
295	Ulta Salon Cosmetics & Fragrance, Inc. (a)	44,456
728	Urban Outfitters, Inc. (a)	33,210
259	Williams-Sonoma, Inc.	20,613

		194,312

	Textiles, Apparel & Luxury Goods — 2.2%
619	Gildan Activewear, Inc., (Canada)	18,281
404	Michael Kors Holdings Ltd., (United Kingdom) (a)	26,563
114	Ralph Lauren Corp.	15,011

		59,855

	Total Consumer Discretionary	533,953

	Consumer Staples — 2.9%
	Beverages — 1.7%
329	Monster Beverage Corp. (a)	45,477

	Food & Staples Retailing — 1.2%
908	Sprouts Farmers Market, Inc. (a)	31,992

	Total Consumer Staples	77,469

	Energy — 4.8%
	Energy Equipment & Services — 0.5%
216	Dril-Quip, Inc. (a)	14,786

	Oil, Gas & Consumable Fuels — 4.3%
172	Antero Resources Corp. (a)	6,088
404	Concho Resources, Inc. (a)	46,797
920	Laredo Petroleum, Inc. (a)	11,999
443	Plains All American Pipeline LP	21,605
572	Range Resources Corp.	29,782

		116,271

	Total Energy	131,057

	Financials — 11.0%
	Banks — 2.0%
584	East West Bancorp, Inc.	23,616
244	Signature Bank (a)	31,618

		55,234

	Capital Markets — 4.3%
231	Affiliated Managers Group, Inc. (a)	49,571
552	Lazard Ltd., (Bermuda), Class A	29,025
1,007	TD Ameritrade Holding Corp.	37,517

		116,113

	Diversified Financial Services — 2.3%
324	McGraw Hill Financial, Inc. (m)	33,450
267	Moody’s Corp.	27,735

		61,185

	Real Estate Management & Development — 2.4%
1,674	CBRE Group, Inc., Class A (a)	64,801

	Total Financials	297,333

	Health Care — 16.1%
	Biotechnology — 2.7%
65	Intercept Pharmaceuticals, Inc. (a)	18,275
110	Receptos, Inc. (a)	18,138
308	Vertex Pharmaceuticals, Inc. (a)	36,311

		72,724

	Health Care Equipment & Supplies — 1.7%
425	Insulet Corp. (a)	14,170
346	Sirona Dental Systems, Inc. (a)	31,155

		45,325

	Health Care Providers & Services — 5.4%
338	Acadia Healthcare Co., Inc. (a)	24,230
767	Brookdale Senior Living, Inc. (a)	28,962
913	Envision Healthcare Holdings, Inc. (a)	34,994
208	Humana, Inc. (m)	36,960

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
557	Premier, Inc., Class A (a)	20,947

		146,093

	Health Care Technology — 0.6%
202	Inovalon Holdings, Inc., Class A (a)	6,115
463	Veeva Systems, Inc., Class A (a)	11,820

		17,935

	Life Sciences Tools & Services — 2.1%
310	Illumina, Inc. (a)	57,493

	Pharmaceuticals — 3.6%
162	Jazz Pharmaceuticals plc, (Ireland) (a)	28,061
284	Mylan N.V. (a)	16,867
124	Perrigo Co. plc, (Ireland)	20,495
163	Valeant Pharmaceuticals International, Inc. (a)	32,296

		97,719

	Total Health Care	437,289

	Industrials — 13.9%
	Airlines — 1.5%
915	Delta Air Lines, Inc.	41,156

	Building Products — 3.3%
486	A.O. Smith Corp.	31,917
749	Fortune Brands Home & Security, Inc.	35,558
186	Lennox International, Inc.	20,816

		88,291

	Commercial Services & Supplies — 1.0%
198	Stericycle, Inc. (a)	27,801

	Electrical Equipment — 2.3%
367	Acuity Brands, Inc.	61,748

	Industrial Conglomerates — 1.5%
436	Carlisle Cos., Inc.	40,415

	Machinery — 2.0%
243	Middleby Corp. (The) (a)	24,985
298	Pall Corp. (m)	29,866

		54,851

	Trading Companies & Distributors — 2.3%
1,214	HD Supply Holdings, Inc. (a)	37,806
205	Watsco, Inc.	25,794

		63,600

	Total Industrials	377,862

	Information Technology — 24.1%
	Communications Equipment — 2.8%
260	Arista Networks, Inc. (a)	18,366
609	Aruba Networks, Inc. (a)	14,907
993	Ciena Corp. (a)	19,177
167	Palo Alto Networks, Inc. (a)	24,322

		76,772

	Electronic Equipment, Instruments & Components — 1.8%
832	Amphenol Corp., Class A	49,018

	Internet Software & Services — 3.1%
171	CoStar Group, Inc. (a)	33,888
666	Dealertrack Technologies, Inc. (a)	25,655
515	Twitter, Inc. (a)	25,781

		85,324

	IT Services — 4.0%
167	Alliance Data Systems Corp. (a)	49,503
332	Gartner, Inc. (a)	27,838
925	VeriFone Systems, Inc. (a)	32,270

		109,611

	Semiconductors & Semiconductor Equipment — 5.6%
1,221	Applied Materials, Inc. (m)	27,535
408	Avago Technologies Ltd., (Singapore)	51,795
305	Lam Research Corp. (m)	21,415
501	NXP Semiconductors N.V., (Netherlands) (a)	50,310

		151,055

	Software — 6.8%
489	Autodesk, Inc. (a) (m)	28,681
560	Electronic Arts, Inc. (a) (m)	32,960
436	Guidewire Software, Inc. (a)	22,959
458	Mobileye N.V., (Israel) (a)	19,262
163	NetSuite, Inc. (a)	15,111
354	ServiceNow, Inc. (a)	27,864
185	Tableau Software, Inc., Class A (a)	17,135
229	Workday, Inc., Class A (a)	19,355

		183,327

	Total Information Technology	655,107

	Materials — 3.4%
	Chemicals — 2.4%
223	Sherwin-Williams Co. (The)	63,415

	Construction Materials — 1.0%
328	Eagle Materials, Inc.	27,433

	Total Materials	90,848

	Total Common Stocks (Cost $1,858,501)	2,600,918

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
85,057	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $85,057)	85,057

	Total Investments — 99.0% (Cost $1,943,558)	2,685,975
	Other Assets in Excess of Liabilities — 1.0%	28,405

	NET ASSETS — 100.0%	$2,714,380

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$790,752
Aggregate gross unrealized depreciation	(48,335)

Net unrealized appreciation/depreciation	$742,417

Federal income tax cost of investments	$1,943,558

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,685,975	$—	$—	$2,685,975

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.6% (j)
	Common Stocks — 90.0%
	Consumer Discretionary — 15.1%
	Auto Components — 0.4%
54	Dana Holding Corp.	1,133

	Diversified Consumer Services — 1.9%
63	Apollo Education Group, Inc. (a)	1,191
59	DeVry Education Group, Inc.	1,970
78	ServiceMaster Global Holdings, Inc. (a)	2,647

		5,808

	Hotels, Restaurants & Leisure — 1.9%
40	Darden Restaurants, Inc.	2,786
39	Restaurant Brands International, Inc., (Canada)	1,484
14	Vail Resorts, Inc.	1,443

		5,713

	Household Durables — 1.0%
1	NVR, Inc. (a)	731
107	PulteGroup, Inc.	2,387

		3,118

	Internet & Catalog Retail — 1.3%
15	Expedia, Inc.	1,370
83	Liberty Interactive Corp., Class A (a)	2,416

		3,786

	Media — 1.9%
49	Gannett Co., Inc.	1,805
77	Live Nation Entertainment, Inc. (a)	1,940
6	Regal Entertainment Group, Class A	139
19	Time Warner, Inc.	1,628
8	Time, Inc.	180

		5,692

	Multiline Retail — 2.4%
15	Big Lots, Inc.	699
18	Dillard’s, Inc., Class A	2,441
20	Macy’s, Inc.	1,266
35	Target Corp.	2,870

		7,276

	Specialty Retail — 2.8%
74	Best Buy Co., Inc.	2,787
42	Lowe’s Cos., Inc.	3,160
164	Staples, Inc.	2,664

		8,611

	Textiles, Apparel & Luxury Goods — 1.5%
29	Deckers Outdoor Corp. (a)	2,133
69	Hanesbrands, Inc.	2,319

		4,452

	Total Consumer Discretionary	45,589

	Consumer Staples — 7.9%
	Beverages — 1.0%
39	Molson Coors Brewing Co., Class B	2,912

	Food & Staples Retailing — 1.8%
37	Kroger Co. (The)	2,874
118	Rite Aid Corp. (a)	1,029
17	Walgreens Boots Alliance, Inc.	1,414

		5,317

	Food Products — 3.2%
60	Archer-Daniels-Midland Co.	2,831
31	Bunge Ltd.	2,518
30	Ingredion, Inc.	2,309
90	Pilgrim’s Pride Corp.	2,029

		9,687

	Household Products — 1.0%
22	Energizer Holdings, Inc.	3,034

	Personal Products — 0.4%
32	Herbalife Ltd. (a)	1,373

	Tobacco — 0.5%
23	Lorillard, Inc.	1,513

	Total Consumer Staples	23,836

	Energy — 3.5%
	Energy Equipment & Services — 1.1%
17	Baker Hughes, Inc.	1,062
24	Cameron International Corp. (a)	1,085
51	Superior Energy Services, Inc.	1,147

		3,294

	Oil, Gas & Consumable Fuels — 2.4%
33	Denbury Resources, Inc.	242
50	Kosmos Energy Ltd. (a)	396
21	Marathon Oil Corp.	537
20	Newfield Exploration Co. (a)	695
82	Oasis Petroleum, Inc. (a)	1,163
12	Tesoro Corp.	1,081
26	Valero Energy Corp.	1,638
21	World Fuel Services Corp.	1,183
39	WPX Energy, Inc. (a)	425

		7,360

	Total Energy	10,654

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Financials — 4.2%
	Banks — 0.7%
74	KeyCorp	1,041
35	Popular, Inc., (Puerto Rico) (a)	1,191

		2,232

	Capital Markets — 0.9%
74	E*TRADE Financial Corp. (a)	2,115
23	NorthStar Asset Management Group, Inc.	538

		2,653

	Consumer Finance — 0.2%
10	Springleaf Holdings, Inc. (a)	515

	Insurance — 0.7%
13	Aspen Insurance Holdings Ltd., (Bermuda)	604
3	Everest Re Group Ltd., (Bermuda)	437
15	Prudential Financial, Inc.	1,217

		2,258

	Real Estate Investment Trusts (REITs) — 1.7%
153	NorthStar Realty Finance Corp.	2,764
77	RLJ Lodging Trust	2,405

		5,169

	Total Financials	12,827

	Health Care — 11.9%
	Biotechnology — 2.6%
10	Amgen, Inc.	1,539
21	Gilead Sciences, Inc. (a)	2,104
12	United Therapeutics Corp. (a)	2,024
19	Vertex Pharmaceuticals, Inc. (a)	2,287

		7,954

	Health Care Equipment & Supplies — 2.5%
22	Alere, Inc. (a)	1,084
77	Hologic, Inc. (a)	2,538
24	Medtronic plc, (Ireland)	1,883
21	Stryker Corp.	1,898

		7,403

	Health Care Providers & Services — 5.8%
19	Aetna, Inc.	1,998
20	Anthem, Inc.	3,146
32	Cardinal Health, Inc.	2,886
3	Cigna Corp.	348
35	Express Scripts Holding Co. (a)	3,070
50	Health Net, Inc. (a)	3,020
3	Laboratory Corp. of America Holdings (a)	372
7	LifePoint Hospitals, Inc. (a)	549
27	Omnicare, Inc.	2,092

		17,481

	Pharmaceuticals — 1.0%
84	Pfizer, Inc.	2,938

	Total Health Care	35,776

	Industrials — 14.8%
	Aerospace & Defense — 2.4%
35	Curtiss-Wright Corp.	2,597
12	General Dynamics Corp.	1,581
12	Huntington Ingalls Industries, Inc.	1,633
9	Northrop Grumman Corp.	1,478

		7,289

	Air Freight & Logistics — 0.5%
9	FedEx Corp.	1,439

	Airlines — 1.6%
16	Alaska Air Group, Inc.	1,045
27	Delta Air Lines, Inc.	1,220
60	Southwest Airlines Co.	2,662

		4,927

	Commercial Services & Supplies — 1.7%
8	Cintas Corp.	673
30	KAR Auction Services, Inc.	1,120
121	Pitney Bowes, Inc.	2,816
22	R.R. Donnelley & Sons Co.	416

		5,025

	Construction & Engineering — 1.5%
95	AECOM (a)	2,920
102	KBR, Inc.	1,483

		4,403

	Electrical Equipment — 1.0%
37	Regal-Beloit Corp.	2,933

	Machinery — 4.7%
85	Allison Transmission Holdings, Inc.	2,725
39	IDEX Corp.	2,974
30	Illinois Tool Works, Inc.	2,946
23	Joy Global, Inc.	890
10	Parker-Hannifin Corp.	1,223
13	SPX Corp.	1,125
93	Terex Corp.	2,471

		14,354

	Professional Services — 0.9%
22	Dun & Bradstreet Corp. (The)	2,802

	Road & Rail — 0.5%
24	Landstar System, Inc.	1,608

	Total Industrials	44,780

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Information Technology — 23.4%
	Communications Equipment — 2.0%
65	ARRIS Group, Inc. (a)	1,878
229	Brocade Communications Systems, Inc.	2,720
103	Polycom, Inc. (a)	1,377

		5,975

	Electronic Equipment, Instruments & Components — 0.4%
76	Vishay Intertechnology, Inc.	1,051

	Internet Software & Services — 2.0%
13	AOL, Inc. (a)	518
34	eBay, Inc. (a)	1,948
44	VeriSign, Inc. (a)	2,960
16	Yahoo!, Inc. (a)	722

		6,148

	IT Services — 5.4%
54	Amdocs Ltd.	2,927
55	Broadridge Financial Solutions, Inc.	3,027
16	International Business Machines Corp.	2,488
67	Leidos Holdings, Inc.	2,802
40	Teradata Corp. (a)	1,766
150	Western Union Co. (The)	3,111

		16,121

	Semiconductors & Semiconductor Equipment — 1.9%
72	Broadcom Corp., Class A	3,118
5	Lam Research Corp.	378
77	NVIDIA Corp.	1,613
36	Teradyne, Inc.	679

		5,788

	Software — 7.3%
22	Aspen Technology, Inc. (a)	849
89	CA, Inc.	2,900
27	Citrix Systems, Inc. (a)	1,739
56	Electronic Arts, Inc. (a)	3,301
28	Intuit, Inc.	2,756
200	Nuance Communications, Inc. (a)	2,872
13	Oracle Corp.	573
56	PTC, Inc. (a)	2,021
148	Rovi Corp. (a)	2,696
13	SolarWinds, Inc. (a)	688
75	Symantec Corp.	1,762

		22,157

	Technology Hardware, Storage & Peripherals — 4.4%
23	Apple, Inc.	2,918
83	Hewlett-Packard Co.	2,579
63	Lexmark International, Inc., Class A	2,677
73	NetApp, Inc.	2,574
28	Western Digital Corp.	2,507

		13,255

	Total Information Technology	70,495

	Materials — 4.1%
	Chemicals — 0.5%
17	Mosaic Co. (The)	800
8	Scotts Miracle-Gro Co. (The), Class A	551

		1,351

	Containers & Packaging — 1.7%
19	Ball Corp.	1,332
60	Sealed Air Corp.	2,747
19	Silgan Holdings, Inc.	1,127

		5,206

	Metals & Mining — 0.8%
33	Steel Dynamics, Inc.	672
74	United States Steel Corp.	1,795

		2,467

	Paper & Forest Products — 1.1%
64	Domtar Corp., (Canada)	2,974
7	International Paper Co.	364

		3,338

	Total Materials	12,362

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
68	AT&T, Inc.	2,231
75	CenturyLink, Inc.	2,608
291	Frontier Communications Corp.	2,052

	Total Telecommunication Services	6,891

	Utilities — 2.8%
	Electric Utilities — 0.8%
31	Entergy Corp.	2,387

	Gas Utilities — 0.9%
80	UGI Corp.	2,611

	Independent Power & Renewable Electricity Producers — 1.1%
148	AES Corp.	1,898
41	Calpine Corp. (a)	938

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Independent Power & Renewable Electricity Producers — continued
19	Dynegy, Inc. (a)	599

		3,435

	Total Utilities	8,433

	Total Common Stocks (Cost $218,062)	271,643

Short-Term Investment — 8.6%
	Investment Company —8.6%
26,091	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $26,091)	26,091

	Total Investments — 98.6% (Cost $244,153)	297,734
	Other Assets in Excess of Liabilities — 1.4% (c)	4,051

	NET ASSETS — 100.0%	$301,785

Short Positions — 91.3%
	Common Stocks — 91.3%
	Consumer Discretionary — 16.1%
	Distributors — 0.9%
107	LKQ Corp. (a)	2,729

	Hotels, Restaurants & Leisure — 4.3%
61	Aramark	1,925
6	McDonald’s Corp.	542
53	Norwegian Cruise Line Holdings Ltd. (a)	2,844
12	Panera Bread Co., Class A (a)	1,864
34	Starbucks Corp.	3,187
22	Wynn Resorts Ltd.	2,725

		13,087

	Household Durables — 0.8%
12	Mohawk Industries, Inc. (a)	2,285

	Internet & Catalog Retail — 0.7%
3	Amazon.com, Inc. (a)	1,200
1	Netflix, Inc. (a)	416
5	TripAdvisor, Inc. (a)	412

		2,028

	Leisure Products — 0.1%
18	Mattel, Inc.	406

	Media — 3.5%
6	AMC Entertainment Holdings, Inc., Class A	202
27	AMC Networks, Inc., Class A (a)	2,100
15	Charter Communications, Inc., Class A (a)	2,906
87	DreamWorks Animation SKG, Inc., Class A (a)	2,101
38	Madison Square Garden Co. (The), Class A (a)	3,210

		10,519

	Specialty Retail — 4.6%
70	American Eagle Outfitters, Inc.	1,200
40	Ascena Retail Group, Inc. (a)	583
51	Cabela’s, Inc. (a)	2,835
38	CarMax, Inc. (a)	2,593
10	Restoration Hardware Holdings, Inc. (a)	994
21	Signet Jewelers Ltd., (Bermuda)	2,848
32	Tractor Supply Co.	2,711

		13,764

	Textiles, Apparel & Luxury Goods — 1.2%
86	Kate Spade & Co. (a)	2,875
11	Under Armour, Inc., Class A (a)	906

		3,781

	Total Consumer Discretionary	48,599

	Consumer Staples — 8.0%
	Beverages — 1.8%
9	Boston Beer Co., Inc. (The), Class A (a)	2,340
34	Brown-Forman Corp., Class B	3,055

		5,395

	Food & Staples Retailing — 1.6%
52	Fresh Market, Inc. (The) (a)	2,105
36	United Natural Foods, Inc. (a)	2,752

		4,857

	Food Products — 3.3%
93	Darling Ingredients, Inc. (a)	1,299
45	Hain Celestial Group, Inc. (The) (a)	2,900
19	Hershey Co. (The)	1,877
38	McCormick & Co., Inc. (Non-Voting)	2,958
23	WhiteWave Foods Co. (The) (a)	1,010

		10,044

	Household Products — 0.3%
11	Procter & Gamble Co. (The)	929

	Personal Products — 1.0%
36	Estee Lauder Cos., Inc. (The), Class A	2,984

	Total Consumer Staples	24,209

	Energy — 4.1%
	Energy Equipment & Services — 1.2%
474	McDermott International, Inc. (a)	1,822

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Energy Equipment & Services — continued
53	Noble Corp. plc, (United Kingdom)	756
30	Patterson-UTI Energy, Inc.	567
34	Seadrill Ltd., (Bermuda)	316

		3,461

	Oil, Gas & Consumable Fuels — 2.9%
33	Cabot Oil & Gas Corp.	988
7	Chevron Corp.	706
7	Concho Resources, Inc. (a)	771
75	CONSOL Energy, Inc.	2,095
18	Diamondback Energy, Inc. (a)	1,366
8	Exxon Mobil Corp.	693
23	Golar LNG Ltd., (Bermuda)	771
14	Kinder Morgan, Inc.	580
8	Whiting Petroleum Corp. (a)	245
11	Williams Cos., Inc. (The)	565

		8,780

	Total Energy	12,241

	Financials — 5.3%
	Capital Markets — 1.2%
48	Artisan Partners Asset Management, Inc., Class A	2,165
18	T. Rowe Price Group, Inc.	1,470

		3,635

	Insurance — 1.3%
4	Markel Corp. (a)	2,711
124	MBIA, Inc. (a)	1,155

		3,866

	Real Estate Investment Trusts (REITs) — 2.0%
14	Lamar Advertising Co., Class A	826
57	Plum Creek Timber Co., Inc.	2,463
97	Rayonier, Inc.	2,620

		5,909

	Real Estate Management & Development — 0.2%
14	Realogy Holdings Corp. (a)	647

	Thrifts & Mortgage Finance — 0.6%
22	Ocwen Financial Corp. (a)	186
110	People’s United Financial, Inc.	1,670

		1,856

	Total Financials	15,913

	Health Care — 10.8%
	Biotechnology — 1.1%
8	Alnylam Pharmaceuticals, Inc. (a)	804
36	Cepheid, Inc. (a)	2,034
1	Regeneron Pharmaceuticals, Inc. (a)	598

		3,436

	Health Care Equipment & Supplies — 1.4%
17	Cooper Cos., Inc. (The)	3,275
10	Sirona Dental Systems, Inc. (a)	907

		4,182

	Health Care Providers & Services — 3.5%
46	Acadia Healthcare Co., Inc. (a)	3,306
5	Henry Schein, Inc. (a)	629
18	Patterson Cos., Inc.	867
49	Team Health Holdings, Inc. (a)	2,842
59	Tenet Healthcare Corp. (a)	2,902

		10,546

	Health Care Technology — 0.7%
71	Allscripts Healthcare Solutions, Inc. (a)	854
10	athenahealth, Inc. (a)	1,162

		2,016

	Life Sciences Tools & Services — 0.6%
18	Bio-Techne Corp.	1,760

	Pharmaceuticals — 3.5%
58	Akorn, Inc. (a)	2,772
20	Eli Lilly & Co.	1,418
21	Pacira Pharmaceuticals, Inc. (a)	1,830
11	Perrigo Co. plc, (Ireland)	1,779
62	Zoetis, Inc.	2,877

		10,676

	Total Health Care	32,616

	Industrials — 17.8%
	Aerospace & Defense — 2.7%
45	B/E Aerospace, Inc.	2,839
61	Hexcel Corp.	3,116
11	Precision Castparts Corp.	2,224

		8,179

	Airlines — 0.4%
16	Spirit Airlines, Inc. (a)	1,230

	Building Products — 2.4%
51	Armstrong World Industries, Inc. (a)	2,917
43	Fortune Brands Home & Security, Inc.	2,023
50	Owens Corning	2,157

		7,097

	Commercial Services & Supplies — 3.0%
38	Copart, Inc. (a)	1,410
48	Republic Services, Inc.	1,942

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Commercial Services & Supplies — continued
21	Stericycle, Inc. (a)	2,886
58	Waste Connections, Inc.	2,784

		9,022

	Construction & Engineering — 0.8%
89	Quanta Services, Inc. (a)	2,528

	Electrical Equipment — 0.3%
15	SolarCity Corp. (a)	769

	Machinery — 2.1%
21	AGCO Corp.	995
42	CLARCOR, Inc.	2,770
15	Colfax Corp. (a)	705
39	Oshkosh Corp.	1,878

		6,348

	Professional Services — 0.6%
27	Verisk Analytics, Inc., Class A (a)	1,958

	Road & Rail — 2.9%
12	Genesee & Wyoming, Inc., Class A (a)	1,192
54	Hertz Global Holdings, Inc. (a)	1,178
30	J.B. Hunt Transport Services, Inc.	2,587
20	Kansas City Southern	2,008
19	Ryder System, Inc.	1,781

		8,746

	Trading Companies & Distributors — 2.6%
60	Fastenal Co.	2,503
36	MSC Industrial Direct Co., Inc., Class A	2,605
12	W.W. Grainger, Inc.	2,812

		7,920

	Total Industrials	53,797

	Information Technology — 21.1%
	Communications Equipment — 1.2%
11	Motorola Solutions, Inc.	701
47	ViaSat, Inc. (a)	2,830

		3,531

	Electronic Equipment, Instruments & Components — 3.6%
29	Amphenol Corp., Class A	1,734
34	FEI Co.	2,582
106	Ingram Micro, Inc., Class A (a)	2,656
17	IPG Photonics Corp. (a)	1,615
94	Trimble Navigation Ltd. (a)	2,375

		10,962

	Internet Software & Services — 3.2%
15	CoStar Group, Inc. (a)	3,042
7	Facebook, Inc., Class A (a)	543
5	LinkedIn Corp., Class A (a)	1,237
117	Pandora Media, Inc. (a)	1,894
25	Twitter, Inc. (a)	1,256
34	Yelp, Inc. (a)	1,604
3	Zillow Group, Inc., Class A (a)	273

		9,849

	IT Services — 4.2%
16	Automatic Data Processing, Inc.	1,337
30	CoreLogic, Inc. (a)	1,050
19	FleetCor Technologies, Inc. (a)	2,796
38	iGATE Corp. (a)	1,636
59	Paychex, Inc.	2,936
26	WEX, Inc. (a)	2,810

		12,565

	Semiconductors & Semiconductor Equipment — 2.2%
188	Advanced Micro Devices, Inc. (a)	505
21	Analog Devices, Inc.	1,324
24	Avago Technologies Ltd., (Singapore)	3,051
16	Cavium, Inc. (a)	1,130
25	SunEdison, Inc. (a)	592

		6,602

	Software — 5.5%
44	CommVault Systems, Inc. (a)	1,911
44	FireEye, Inc. (a)	1,729
26	NetSuite, Inc. (a)	2,437
24	ServiceNow, Inc. (a)	1,904
51	Solera Holdings, Inc.	2,646
17	Ultimate Software Group, Inc. (The) (a)	2,932
14	Workday, Inc., Class A (a)	1,173
649	Zynga, Inc., Class A (a)	1,849

		16,581

	Technology Hardware, Storage & Peripherals — 1.2%
71	NCR Corp. (a)	2,081
29	Stratasys Ltd. (a)	1,507

		3,588

	Total Information Technology	63,678

	Materials — 3.8%
	Chemicals — 2.8%
17	Air Products & Chemicals, Inc.	2,562
49	FMC Corp.	2,802
26	Praxair, Inc.	3,178

		8,542

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Metals & Mining — 1.0%
42	Carpenter Technology Corp.	1,625
24	Freeport-McMoRan, Inc.	458
30	Southern Copper Corp.	872

		2,955

	Total Materials	11,497

	Telecommunication Services — 1.5%
	Wireless Telecommunication Services — 1.5%
355	Sprint Corp. (a)	1,682
79	Telephone & Data Systems, Inc.	1,966
24	United States Cellular Corp. (a)	868

	Total Telecommunication Services	4,516

	Utilities — 2.8%
	Electric Utilities — 0.6%
41	Southern Co. (The)	1,796

	Multi-Utilities — 2.2%
44	Dominion Resources, Inc.	3,084
36	MDU Resources Group, Inc.	768
65	NiSource, Inc.	2,872

		6,724

	Total Utilities	8,520

	Total Securities Sold Short (Proceeds $267,304)	$275,586

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	E-mini S&P 500	06/19/15	$1,133	$2
15	S&P Mid Cap 400	06/19/15	2,280	14

				$16

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for future contracts.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,971
Aggregate gross unrealized depreciation	(4,390)

Net unrealized appreciation/depreciation	$53,581

Federal income tax cost of investments	$244,153

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$297,734	$—	$—	$297,734
Total Liabilities for Securities Sold Shorts (a)	$(275,586)	$—	$—	$(275,586)
Appreciation in Other Financial Instruments
Futures Contracts	$16	$—	$—	$16

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 13.3%
	Distributors — 0.8%
137	Pool Corp. (m)	9,574

	Diversified Consumer Services — 1.2%
586	2U, Inc. (a)	14,988

	Hotels, Restaurants & Leisure — 1.0%
395	Boyd Gaming Corp. (a) (m)	5,610
64	Vail Resorts, Inc.	6,599

		12,209

	Household Durables — 0.5%
406	TRI Pointe Homes, Inc. (a)	6,266

	Internet & Catalog Retail — 1.6%
162	HomeAway, Inc. (a)	4,883
453	Wayfair, Inc., Class A (a)	14,550

		19,433

	Multiline Retail — 0.5%
370	Tuesday Morning Corp. (a)	5,955

	Specialty Retail — 4.8%
481	Container Store Group, Inc. (The) (a)	9,165
177	Lithia Motors, Inc., Class A	17,621
269	Men’s Wearhouse, Inc. (The)	14,046
182	Penske Automotive Group, Inc.	9,347
204	Vitamin Shoppe, Inc. (a)	8,413

		58,592

	Textiles, Apparel & Luxury Goods — 2.9%
344	Kate Spade & Co. (a) (m)	11,500
389	Vera Bradley, Inc. (a)	6,320
499	Wolverine World Wide, Inc.	16,707

		34,527

	Total Consumer Discretionary	161,544

	Consumer Staples — 1.9%
	Food Products — 1.9%
316	Diamond Foods, Inc. (a)	10,308
657	Freshpet, Inc. (a)	12,772

	Total Consumer Staples	23,080

	Energy — 3.1%
	Energy Equipment & Services — 1.2%
114	Dril-Quip, Inc. (a)	7,799
335	Forum Energy Technologies, Inc. (a)	6,567

		14,366

	Oil, Gas & Consumable Fuels — 1.9%
272	Delek U.S. Holdings, Inc.	10,808
297	Eclipse Resources Corp. (a)	1,669
776	Laredo Petroleum, Inc. (a)	10,124

		22,601

	Total Energy	36,967

	Financials — 8.6%
	Banks — 2.5%
259	PrivateBancorp, Inc.	9,116
84	Signature Bank (a)	10,899
205	Texas Capital Bancshares, Inc. (a)	9,955

		29,970

	Capital Markets — 2.0%
416	Financial Engines, Inc.	17,405
803	PennantPark Investment Corp.	7,271

		24,676

	Diversified Financial Services — 0.4%
241	On Deck Capital, Inc. (a)	5,122

	Insurance — 0.7%
156	AmTrust Financial Services, Inc.	8,862

	Real Estate Investment Trusts (REITs) — 1.0%
88	EastGroup Properties, Inc. (m)	5,265
134	Highwoods Properties, Inc. (m)	6,136

		11,401

	Real Estate Management & Development — 0.6%
222	RE/MAX Holdings, Inc., Class A	7,364

	Thrifts & Mortgage Finance — 1.4%
181	BofI Holding, Inc. (a)	16,876

	Total Financials	104,271

	Health Care — 27.4%
	Biotechnology — 12.7%
246	ACADIA Pharmaceuticals, Inc. (a)	8,021
175	Acceleron Pharma, Inc. (a)	6,674
143	Aegerion Pharmaceuticals, Inc. (a)	3,735
513	Arrowhead Research Corp. (a)	3,471
115	Avalanche Biotechnologies, Inc. (a)	4,655
128	Bellicum Pharmaceuticals, Inc. (a)	2,973
193	Chimerix, Inc. (a)	7,270
327	Coherus Biosciences, Inc. (a)	10,006
280	Exact Sciences Corp. (a)	6,170
441	Halozyme Therapeutics, Inc. (a)	6,292
436	Ignyta, Inc. (a)	4,339
465	Insmed, Inc. (a)	9,669
145	Intrexon Corp. (a)	6,583
176	Invitae Corp. (a)	2,954

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
109	Isis Pharmaceuticals, Inc. (a)	6,933
473	Keryx Biopharmaceuticals, Inc. (a)	6,018
118	Kite Pharma, Inc. (a)	6,783
234	Portola Pharmaceuticals, Inc. (a)	8,896
48	Puma Biotechnology, Inc. (a)	11,397
81	Receptos, Inc. (a)	13,354
139	Sage Therapeutics, Inc. (a)	6,984
60	Synageva BioPharma Corp. (a)	5,805
217	Versartis, Inc. (a)	3,977

		152,959

	Health Care Equipment & Supplies — 6.6%
954	GenMark Diagnostics, Inc. (a)	12,381
366	Insulet Corp. (a)	12,199
438	K2M Group Holdings, Inc. (a)	9,648
101	Nevro Corp. (a)	4,850
981	Novadaq Technologies, Inc., (Canada) (a)	15,933
825	Syneron Medical Ltd., (Israel) (a)	10,216
3,765	Unilife Corp. (a)	15,097

		80,324

	Health Care Providers & Services — 3.8%
313	Acadia Healthcare Co., Inc. (a)	22,389
279	Surgical Care Affiliates, Inc. (a)	9,580
155	WellCare Health Plans, Inc. (a)	14,145

		46,114

	Health Care Technology — 1.1%
504	Veeva Systems, Inc., Class A (a)	12,877

	Life Sciences Tools & Services — 1.4%
412	Fluidigm Corp. (a)	17,346

	Pharmaceuticals — 1.8%
300	Horizon Pharma plc (a)	7,782
409	Nektar Therapeutics (a)	4,496
193	Revance Therapeutics, Inc. (a)	4,010
246	Sagent Pharmaceuticals, Inc. (a)	5,715

		22,003

	Total Health Care	331,623

	Industrials — 16.6%
	Aerospace & Defense — 1.6%
128	HEICO Corp. (m)	7,842
215	Hexcel Corp.	11,070

		18,912

	Air Freight & Logistics — 0.9%
250	XPO Logistics, Inc. (a)	11,370

	Airlines — 0.8%
122	Spirit Airlines, Inc. (a)	9,449

	Building Products — 4.3%
232	Fortune Brands Home & Security, Inc.	11,029
30	Lennox International, Inc.	3,367
146	Masonite International Corp. (a)	9,853
202	Norcraft Cos., Inc. (a)	5,153
410	Trex Co., Inc. (a)	22,365

		51,767

	Construction Materials — 0.6%
127	Caesarstone Sdot-Yam Ltd., (Israel)	7,682

	Electrical Equipment — 1.6%
113	Acuity Brands, Inc.	19,009

	Industrial Conglomerates — 1.0%
135	Carlisle Cos., Inc. (m)	12,512

	Machinery — 1.6%
92	Graco, Inc. (m)	6,660
126	Middleby Corp. (The) (a)	12,928

		19,588

	Road & Rail — 1.1%
178	Old Dominion Freight Line, Inc. (a)	13,769

	Trading Companies & Distributors — 3.1%
239	H&E Equipment Services, Inc.	5,981
366	Rush Enterprises, Inc., Class A (a)	10,016
169	Watsco, Inc. (m)	21,283

		37,280

	Total Industrials	201,338

	Information Technology — 25.3%
	Communications Equipment — 2.6%
243	Aruba Networks, Inc. (a)	5,956
534	Ciena Corp. (a) (m)	10,313
49	Palo Alto Networks, Inc. (a)	7,182
589	Ruckus Wireless, Inc. (a)	7,585

		31,036

	Electronic Equipment, Instruments & Components — 0.3%
49	FEI Co. (m)	3,770

	Internet Software & Services — 6.4%
281	Cornerstone OnDemand, Inc. (a)	8,130
81	CoStar Group, Inc. (a)	16,103
311	Dealertrack Technologies, Inc. (a)	11,964
208	Demandware, Inc. (a)	12,689
245	Envestnet, Inc. (a)	13,744

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
299	Marketo, Inc. (a)	7,649
403	RetailMeNot, Inc. (a)	7,256

		77,535

	Semiconductors & Semiconductor Equipment — 7.0%
209	Cavium, Inc. (a)	14,777
750	Inphi Corp. (a)	13,379
367	M/A-COM Technology Solutions Holdings, Inc. (a)	13,688
254	MKS Instruments, Inc.	8,583
329	Monolithic Power Systems, Inc.	17,298
210	Qorvo, Inc. (a)	16,759

		84,484

	Software — 8.2%
247	Barracuda Networks, Inc. (a)	9,520
174	CommVault Systems, Inc. (a)	7,601
270	Fleetmatics Group plc, (Ireland) (a)	12,088
341	Fortinet, Inc. (a)	11,920
303	Guidewire Software, Inc. (a)	15,915
219	HubSpot, Inc. (a)	8,738
222	Imperva, Inc. (a)	9,471
237	Proofpoint, Inc. (a)	14,042
110	Tableau Software, Inc., Class A (a)	10,221

		99,516

	Technology Hardware, Storage & Peripherals — 0.8%
460	Nimble Storage, Inc. (a)	10,271

	Total Information Technology	306,612

	Materials — 1.1%
	Construction Materials — 1.1%
158	Eagle Materials, Inc.	13,186

	Telecommunication Services — 1.2%
	Wireless Telecommunication Services — 1.2%
647	Boingo Wireless, Inc. (a)	4,880
602	RingCentral, Inc., Class A (a)	9,225

	Total Telecommunication Services	14,105

	Total Common Stocks (Cost $847,032)	1,192,726

Short-Term Investment — 1.9%
	Investment Company — 1.9%
23,167	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $23,167)	23,167

	Total Investments — 100.4% (Cost $870,199)	1,215,893
	Liabilities in Excess of Other Assets — (0.4)%	(5,377)

	NET ASSETS — 100.0%	$1,210,516

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392,588
Aggregate gross unrealized depreciation	(46,894)
Net unrealized appreciation/depreciation	$345,694

Federal income tax cost of investments	$870,199

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,215,893	$—	$—	$1,215,893

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
	Consumer Discretionary — 10.9%
	Auto Components — 1.2%
828	Dana Holding Corp.	17,516
114	Fuel Systems Solutions, Inc. (a)	1,263
68	Spartan Motors, Inc.	331
180	Stoneridge, Inc. (a)	2,028

		21,138

	Distributors — 0.0% (g)
92	VOXX International Corp. (a)	838

	Diversified Consumer Services — 1.0%
37	Ascent Capital Group, Inc., Class A (a)	1,489
419	K12, Inc. (a)	6,580
556	Regis Corp. (a)	9,103

		17,172

	Hotels, Restaurants & Leisure — 0.9%
15	Bob Evans Farms, Inc.	694
60	Dave & Buster’s Entertainment, Inc. (a)	1,824
412	Isle of Capri Casinos, Inc. (a)	5,781
19	Jack in the Box, Inc.	1,851
42	Ruby Tuesday, Inc. (a)	254
282	Ruth’s Hospitality Group, Inc.	4,476
33	Scientific Games Corp., Class A (a)	350

		15,230

	Household Durables — 0.5%
110	CSS Industries, Inc.	3,317
98	Leggett & Platt, Inc.	4,535
105	Skullcandy, Inc. (a)	1,185

		9,037

	Internet & Catalog Retail — 0.3%
488	Orbitz Worldwide, Inc. (a)	5,692

	Leisure Products — 0.2%
214	Nautilus, Inc. (a)	3,260

	Media — 1.6%
480	E.W. Scripps Co. (The), Class A (a)	13,646
187	Entercom Communications Corp., Class A (a)	2,271
354	Journal Communications, Inc., Class A (a)	5,246
290	Lee Enterprises, Inc. (a)	919
361	McClatchy Co. (The), Class A (a)	664
9	Saga Communications, Inc., Class A	416
226	Time, Inc.	5,071

		28,233

	Multiline Retail — 1.1%
165	Bon-Ton Stores, Inc. (The)	1,150
129	Dillard’s, Inc., Class A	17,555

		18,705

	Specialty Retail — 2.9%
626	Barnes & Noble, Inc. (a)	14,865
278	Brown Shoe Co., Inc.	9,132
34	Build-A-Bear Workshop, Inc. (a)	661
280	Children’s Place, Inc. (The)	17,986
226	Guess?, Inc.	4,196
821	hhgregg, Inc. (a)	5,032

		51,872

	Textiles, Apparel & Luxury Goods — 1.2%
474	Iconix Brand Group, Inc. (a)	15,953
166	Unifi, Inc. (a)	5,973

		21,926

	Total Consumer Discretionary	193,103

	Consumer Staples — 2.7%
	Food & Staples Retailing — 0.9%
1,247	Rite Aid Corp. (a)	10,840
188	Smart & Final Stores, Inc. (a)	3,300
87	SpartanNash Co.	2,755

		16,895

	Food Products — 0.7%
25	Farmer Bros Co. (a)	611
107	Fresh Del Monte Produce, Inc.	4,159
8	John B. Sanfilippo & Son, Inc.	345
156	Pinnacle Foods, Inc.	6,375
6	Sanderson Farms, Inc.	438
22	Seneca Foods Corp., Class A (a)	647

		12,575

	Household Products — 0.4%
610	Central Garden & Pet Co., Class A (a)	6,475

	Tobacco — 0.7%
105	Alliance One International, Inc. (a)	116
271	Universal Corp.	12,766

		12,882

	Total Consumer Staples	48,827

	Energy — 3.6%
	Energy Equipment & Services — 1.6%
61	Dawson Geophysical Co. (a)	260
17	Exterran Holdings, Inc.	571
764	Helix Energy Solutions Group, Inc. (a)	11,425
51	Key Energy Services, Inc. (a)	92
48	Mitcham Industries, Inc. (a)	222

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
320	Parker Drilling Co. (a)	1,115
1,352	Pioneer Energy Services Corp. (a)	7,328
115	SEACOR Holdings, Inc. (a)	8,040

		29,053

	Oil, Gas & Consumable Fuels — 2.0%
4	Adams Resources & Energy, Inc.	296
95	Alon USA Energy, Inc.	1,569
847	Bill Barrett Corp. (a)	7,029
463	Cloud Peak Energy, Inc. (a)	2,695
280	Comstock Resources, Inc.	999
422	EXCO Resources, Inc.	773
220	Frontline Ltd., (Bermuda) (a)	494
468	Midstates Petroleum Co., Inc. (a)	397
36	Pacific Ethanol, Inc. (a)	385
256	REX American Resources Corp. (a)	15,573
74	Stone Energy Corp. (a)	1,088
974	VAALCO Energy, Inc. (a)	2,385
285	W&T Offshore, Inc.	1,457
329	Warren Resources, Inc. (a)	293

		35,433

	Total Energy	64,486

	Financials — 38.4%
	Banks — 15.0%
102	1st Source Corp.	3,264
6	American National Bankshares, Inc.	144
71	BancFirst Corp.	4,342
387	BancorpSouth, Inc.	8,979
169	Bank of Hawaii Corp.	10,369
64	Banner Corp.	2,928
366	BBCN Bancorp, Inc.	5,290
20	Bridge Capital Holdings (a)	520
240	Capital Bank Financial Corp., Class A (a)	6,635
86	Cascade Bancorp (a)	413
214	Cathay General Bancorp	6,074
564	Central Pacific Financial Corp.	12,944
9	Century Bancorp, Inc., Class A	337
75	Chemical Financial Corp.	2,346
20	Citizens & Northern Corp.	402
150	City Holding Co.	7,040
101	CoBiz Financial, Inc.	1,246
56	Columbia Banking System, Inc.	1,632
140	Community Bank System, Inc.	4,969
127	Community Trust Bancorp, Inc.	4,200
174	Customers Bancorp, Inc. (a)	4,236
14	East West Bancorp, Inc.	564
72	Financial Institutions, Inc.	1,653
31	First Bancorp	550
1,322	First BanCorp, (Puerto Rico) (a)	8,194
429	First Busey Corp.	2,873
9	First Citizens BancShares, Inc., Class A	2,233
1,317	First Commonwealth Financial Corp.	11,854
48	First Community Bancshares, Inc.	840
126	First Financial Bancorp	2,242
78	First Financial Bankshares, Inc.	2,164
103	First Interstate BancSystem, Inc.	2,865
170	Flushing Financial Corp.	3,412
482	FNB Corp.	6,328
220	Glacier Bancorp, Inc.	5,523
38	Great Southern Bancorp, Inc.	1,493
27	Guaranty Bancorp	458
344	Hancock Holding Co.	10,281
56	Heartland Financial USA, Inc.	1,824
25	Heritage Financial Corp.	429
72	Hudson Valley Holding Corp.	1,838
64	Lakeland Bancorp, Inc.	734
29	Lakeland Financial Corp.	1,169
186	MainSource Financial Group, Inc.	3,649
124	MB Financial, Inc.	3,879
61	Metro Bancorp, Inc.	1,682
49	National Penn Bancshares, Inc.	523
583	OFG Bancorp, (Puerto Rico)	9,510
81	Pacific Continental Corp.	1,072
161	PacWest Bancorp	7,549
18	Preferred Bank	497
20	Republic Bancorp, Inc., Class A	502
23	S&T Bancorp, Inc.	641
18	Sierra Bancorp	296
78	Simmons First National Corp., Class A	3,547
17	Southside Bancshares, Inc.	501
142	Southwest Bancorp, Inc.	2,517
60	State Bank Financial Corp.	1,249
13	Stock Yards Bancorp, Inc.	451
18	Suffolk Bancorp	425
371	Susquehanna Bancshares, Inc.	5,089
456	TCF Financial Corp.	7,171
41	Tompkins Financial Corp.	2,208
149	Trustmark Corp.	3,615
194	UMB Financial Corp.	10,245

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
611	Umpqua Holdings Corp.	10,490
436	Union Bankshares Corp.	9,681
78	Valley National Bancorp	739
39	Washington Trust Bancorp, Inc.	1,505
116	Webster Financial Corp.	4,283
16	WesBanco, Inc.	505
43	West Bancorporation, Inc.	851
194	Westamerica Bancorporation	8,383
672	Wilshire Bancorp, Inc.	6,702

		267,788

	Capital Markets — 1.5%
107	Arlington Asset Investment Corp., Class A	2,565
748	Cowen Group, Inc., Class A (a)	3,887
36	GAMCO Investors, Inc., Class A	2,795
477	Investment Technology Group, Inc. (a)	14,446
69	Janus Capital Group, Inc.	1,190
58	Oppenheimer Holdings, Inc., Class A	1,358

		26,241

	Consumer Finance — 0.9%
114	Nelnet, Inc., Class A	5,390
152	World Acceptance Corp. (a)	11,076

		16,466

	Diversified Financial Services — 0.1%
71	Marlin Business Services Corp.	1,422

	Insurance — 4.3%
396	American Equity Investment Life Holding Co.	11,541
35	Arch Capital Group Ltd., (Bermuda) (a)	2,171
127	Argo Group International Holdings Ltd., (Bermuda)	6,389
984	CNO Financial Group, Inc.	16,946
12	Global Indemnity plc, (Ireland) (a)	330
76	Hallmark Financial Services (a)	801
242	Horace Mann Educators Corp.	8,287
95	Maiden Holdings Ltd., (Bermuda)	1,402
37	Navigators Group, Inc. (The) (a)	2,880
112	Primerica, Inc.	5,721
181	ProAssurance Corp.	8,328
66	StanCorp Financial Group, Inc.	4,521
327	Symetra Financial Corp.	7,664
18	United Fire Group, Inc.	566

		77,547

	Real Estate Investment Trusts (REITs) — 13.0%
24	American Assets Trust, Inc.	1,030
2,636	Anworth Mortgage Asset Corp.	13,415
203	Apartment Investment & Management Co., Class A	7,995
135	Ashford Hospitality Prime, Inc.	2,269
677	Ashford Hospitality Trust, Inc.	6,509
1,121	Capstead Mortgage Corp.	13,195
433	CBL & Associates Properties, Inc.	8,581
500	Chambers Street Properties	3,940
345	CoreSite Realty Corp.	16,775
568	CubeSmart	13,710
2,238	CYS Investments, Inc.	19,942
329	DiamondRock Hospitality Co.	4,646
90	Education Realty Trust, Inc.	3,199
78	EPR Properties	4,664
733	FelCor Lodging Trust, Inc.	8,423
130	First Industrial Realty Trust, Inc.	2,784
504	First Potomac Realty Trust	5,989
167	Franklin Street Properties Corp.	2,145
150	Getty Realty Corp.	2,728
75	Gladstone Commercial Corp.	1,401
354	Government Properties Income Trust	8,084
60	Highwoods Properties, Inc.	2,756
68	Home Properties, Inc.	4,712
164	Hospitality Properties Trust	5,420
82	LaSalle Hotel Properties	3,179
102	LTC Properties, Inc.	4,683
15	Mid-America Apartment Communities, Inc.	1,142
156	Parkway Properties, Inc.	2,700
133	Pebblebrook Hotel Trust	6,175
236	Pennsylvania Real Estate Investment Trust	5,482
315	Potlatch Corp.	12,597
37	PS Business Parks, Inc.	3,056
976	RAIT Financial Trust	6,693
12	Saul Centers, Inc.	698
78	Strategic Hotels & Resorts, Inc. (a)	968
451	Sunstone Hotel Investors, Inc.	7,515
14	Taubman Centers, Inc.	1,087
80	Urstadt Biddle Properties, Inc., Class A	1,854
304	Washington Real Estate Investment Trust	8,405
6	WP GLIMCHER, Inc.	102

		230,648

	Real Estate Investment Trusts (REITS) — 1.0%
493	DCT Industrial Trust, Inc.	17,078

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 1.3%
212	Alexander & Baldwin, Inc.	9,133
481	Forestar Group, Inc. (a)	7,587
372	St. Joe Co. (The) (a)	6,895

		23,615

	Thrifts & Mortgage Finance — 1.3%
25	BankFinancial Corp.	326
110	Beneficial Bancorp, Inc. (a)	1,245
304	Charter Financial Corp.	3,495
62	First Financial Northwest, Inc.	759
28	Fox Chase Bancorp, Inc.	468
15	Kearny Financial Corp. (a)	201
36	MGIC Investment Corp. (a)	348
686	Northfield Bancorp, Inc.	10,171
58	OceanFirst Financial Corp.	1,002
16	Territorial Bancorp, Inc.	390
100	United Financial Bancorp, Inc.	1,243
53	Walker & Dunlop, Inc. (a)	945
26	WSFS Financial Corp.	1,981

		22,574

	Total Financials	683,379

	Health Care — 5.5%
	Biotechnology — 1.4%
47	Agios Pharmaceuticals, Inc. (a)	4,451
17	Applied Genetic Technologies Corp. (a)	332
57	Ardelyx, Inc. (a)	747
28	Auspex Pharmaceuticals, Inc. (a)	2,818
18	Avalanche Biotechnologies, Inc. (a)	741
71	Cara Therapeutics, Inc. (a)	710
40	Dicerna Pharmaceuticals, Inc. (a)	964
60	Eleven Biotherapeutics, Inc. (a)	532
30	Epizyme, Inc. (a)	567
34	Immune Design Corp. (a)	722
103	Insmed, Inc. (a)	2,151
14	Karyopharm Therapeutics, Inc. (a)	425
26	Kite Pharma, Inc. (a)	1,488
35	MacroGenics, Inc. (a)	1,095
93	Radius Health, Inc. (a)	3,820
12	Sage Therapeutics, Inc. (a)	608
28	Ultragenyx Pharmaceutical, Inc. (a)	1,757
86	Verastem, Inc. (a)	872
25	Zafgen, Inc. (a)	974

		25,774

	Health Care Equipment & Supplies — 1.6%
12	Cynosure, Inc., Class A (a)	374
42	Inogen, Inc. (a)	1,331
93	NuVasive, Inc. (a)	4,254
2	Roka Bioscience, Inc. (a)	6
188	SurModics, Inc. (a)	4,889
407	Thoratec Corp. (a)	17,066

		27,920

	Health Care Providers & Services — 1.7%
25	Alliance HealthCare Services, Inc. (a)	546
130	Centene Corp. (a)	9,169
654	Cross Country Healthcare, Inc. (a)	7,755
16	Genesis Healthcare, Inc. (a)	110
100	LHC Group, Inc. (a)	3,293
177	Surgical Care Affiliates, Inc. (a)	6,083
116	Triple-S Management Corp., (Puerto Rico), Class B (a)	2,308
11	Trupanion, Inc. (a)	84

		29,348

	Health Care Technology — 0.3%
265	MedAssets, Inc. (a)	4,983

	Life Sciences Tools & Services — 0.3%
388	Affymetrix, Inc. (a)	4,876

	Pharmaceuticals — 0.2%
14	Achaogen, Inc. (a)	139
144	Amphastar Pharmaceuticals, Inc. (a)	2,157
34	Egalet Corp. (a)	442
43	Revance Therapeutics, Inc. (a)	887
14	ZS Pharma, Inc. (a)	594

		4,219

	Total Health Care	97,120

	Industrials — 13.9%
	Aerospace & Defense — 1.4%
589	AAR Corp.	18,082
224	Engility Holdings, Inc.	6,720

		24,802

	Airlines — 1.0%
177	Alaska Air Group, Inc.	11,740
433	SkyWest, Inc.	6,325

		18,065

	Building Products — 0.4%
374	Gibraltar Industries, Inc. (a)	6,144
21	Trex Co., Inc. (a)	1,145

		7,289

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — 2.9%
182	ABM Industries, Inc.	5,783
1,191	ACCO Brands Corp. (a)	9,901
708	ARC Document Solutions, Inc. (a)	6,536
1,790	Cenveo, Inc. (a)	3,831
25	Ennis, Inc.	359
122	HNI Corp.	6,725
76	Kimball International, Inc., Class B	794
89	Performant Financial Corp. (a)	303
299	Quad/Graphics, Inc.	6,871
259	United Stationers, Inc.	10,612

		51,715

	Construction & Engineering — 1.5%
260	Argan, Inc.	9,390
145	Comfort Systems USA, Inc.	3,051
316	EMCOR Group, Inc.	14,684

		27,125

	Electrical Equipment — 0.2%
61	GrafTech International Ltd. (a)	238
146	LSI Industries, Inc.	1,187
19	Polypore International, Inc. (a)	1,090

		2,515

	Machinery — 2.8%
98	AGCO Corp.	4,688
559	Briggs & Stratton Corp.	11,482
385	Douglas Dynamics, Inc.	8,789
206	Federal Signal Corp.	3,257
67	Hurco Cos., Inc.	2,190
71	Hyster-Yale Materials Handling, Inc.	5,218
136	Kadant, Inc.	7,155
304	Mueller Water Products, Inc., Class A	2,997
191	Wabash National Corp. (a)	2,692
22	Watts Water Technologies, Inc., Class A	1,183

		49,651

	Marine — 0.7%
60	International Shipholding Corp.	728
269	Matson, Inc.	11,353

		12,081

	Professional Services — 1.9%
214	Barrett Business Services, Inc.	9,155
14	CRA International, Inc. (a)	442
406	FTI Consulting, Inc. (a)	15,209
169	RPX Corp. (a)	2,433
75	VSE Corp.	6,174

		33,413

	Road & Rail — 1.1%
5	AMERCO	1,553
222	ArcBest Corp.	8,419
52	Celadon Group, Inc.	1,402
44	PAM Transportation Services, Inc. (a)	2,503
232	Quality Distribution, Inc. (a)	2,397
142	USA Truck, Inc. (a)	3,924

		20,198

	Total Industrials	246,854

	Information Technology — 10.7%
	Communications Equipment — 1.9%
215	Black Box Corp.	4,504
155	Comtech Telecommunications Corp.	4,499
485	Emulex Corp. (a)	3,865
822	Harmonic, Inc. (a)	6,090
165	NETGEAR, Inc. (a)	5,432
707	Polycom, Inc. (a)	9,478

		33,868

	Electronic Equipment, Instruments & Components — 1.6%
510	Benchmark Electronics, Inc. (a)	12,258
66	Coherent, Inc. (a)	4,274
170	Insight Enterprises, Inc. (a)	4,846
29	Newport Corp. (a)	554
159	Sanmina Corp. (a)	3,856
146	Vishay Intertechnology, Inc.	2,020

		27,808

	Internet Software & Services — 1.2%
239	Bazaarvoice, Inc. (a)	1,351
95	Benefitfocus, Inc. (a)	3,495
258	Blucora, Inc. (a)	3,520
642	EarthLink Holdings Corp.	2,849
476	Intralinks Holdings, Inc. (a)	4,920
838	Monster Worldwide, Inc. (a)	5,313

		21,448

	IT Services — 1.7%
36	EVERTEC, Inc., (Puerto Rico)	778
63	Global Cash Access Holdings, Inc. (a)	480
54	Hackett Group, Inc. (The)	484
120	ManTech International Corp., Class A	4,083
417	MoneyGram International, Inc. (a)	3,599
370	NeuStar, Inc., Class A (a)	9,102

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
129	Sykes Enterprises, Inc. (a)	3,196
367	Unisys Corp. (a)	8,511

		30,233

	Semiconductors & Semiconductor Equipment — 2.7%
488	Amkor Technology, Inc. (a)	4,312
1,121	Cypress Semiconductor Corp. (a)	15,814
290	DSP Group, Inc. (a)	3,474
47	Fairchild Semiconductor International, Inc. (a)	845
106	First Solar, Inc. (a)	6,362
68	IXYS Corp.	841
81	Pericom Semiconductor Corp.	1,250
190	Photronics, Inc. (a)	1,614
99	Qorvo, Inc. (a)	7,878
130	Ultra Clean Holdings, Inc. (a)	930
476	Xcerra Corp. (a)	4,230

		47,550

	Software — 1.5%
188	A10 Networks, Inc. (a)	814
130	Aspen Technology, Inc. (a)	5,008
358	EnerNOC, Inc. (a)	4,075
66	Fair Isaac Corp.	5,847
48	Rubicon Project, Inc. (The) (a)	866
431	Take-Two Interactive Software, Inc. (a)	10,958
6	TeleCommunication Systems, Inc., Class A (a)	21
5	Varonis Systems, Inc. (a)	128

		27,717

	Technology Hardware, Storage & Peripherals — 0.1%
683	Quantum Corp. (a)	1,093

	Total Information Technology	189,717

	Materials — 4.0%
	Chemicals — 1.7%
18	KMG Chemicals, Inc.	470
206	Minerals Technologies, Inc.	15,051
290	Olin Corp.	9,279
106	OM Group, Inc.	3,192
113	Tredegar Corp.	2,279

		30,271

	Containers & Packaging — 0.6%
652	Graphic Packaging Holding Co.	9,479
79	Myers Industries, Inc.	1,386

		10,865

	Metals & Mining — 0.7%
6	Ampco-Pittsburgh Corp.	102
277	Coeur Mining, Inc. (a)	1,307
160	Commercial Metals Co.	2,582
41	Schnitzer Steel Industries, Inc., Class A	644
319	Worthington Industries, Inc.	8,494

		13,129

	Paper & Forest Products — 1.0%
131	Domtar Corp., (Canada)	6,036
18	PH Glatfelter Co.	487
225	Schweitzer-Mauduit International, Inc.	10,396

		16,919

	Total Materials	71,184

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
119	FairPoint Communications, Inc. (a)	2,101
156	magicJack VocalTec Ltd., (Israel) (a)	1,066
1,883	Vonage Holdings Corp. (a)	9,247

	Total Telecommunication Services	12,414

	Utilities — 6.6%
	Electric Utilities — 2.2%
307	El Paso Electric Co.	11,866
147	PNM Resources, Inc.	4,287
591	Portland General Electric Co.	21,905
53	Unitil Corp.	1,857

		39,915

	Gas Utilities — 2.0%
88	AGL Resources, Inc.	4,359
32	Chesapeake Utilities Corp.	1,597
266	Laclede Group, Inc. (The)	13,630
115	Northwest Natural Gas Co.	5,493
47	Piedmont Natural Gas Co., Inc.	1,738
155	Southwest Gas Corp.	9,039

		35,856

	Independent Power & Renewable Electricity Producers — 0.8%
1,696	Atlantic Power Corp.	4,764
152	Dynegy, Inc. (a)	4,768
120	Ormat Technologies, Inc.	4,559

		14,091

	Multi-Utilities — 1.4%
356	Avista Corp.	12,172
223	NorthWestern Corp.	11,984

		24,156

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Water Utilities — 0.2%
115	California Water Service Group	2,816

	Total Utilities	116,834

	Total Common Stocks (Cost $1,423,565)	1,723,918

NUMBER OF WARRANTS
Warrants — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $–)	—

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
91,120	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $91,120)	91,120

	Total Investments — 102.1% (Cost $1,514,685)	1,815,038
	Liabilities in Excess of Other Assets — (2.1)% (c)	(36,526)

	NET ASSETS — 100.0%	$1,778,512

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
411	E-mini Russell 2000	06/19/15	$51,330	$900

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$374,228
Aggregate gross unrealized depreciation	(73,875)

Net unrealized appreciation/depreciation	$300,353

Federal income tax cost of investments	$1,514,685

A. Valuation —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$193,103	$—	$—		$193,103
Consumer Staples	48,827	—	—		48,827
Energy	64,486	—	—		64,486
Financials	683,379	—	—		683,379
Health Care	97,120	—	—		97,120
Industrials	246,854	—	—		246,854
Information Technology	189,717	—	—		189,717
Materials	71,184	—	—		71,184
Telecommunication Services	12,414	—	—		12,414
Utilities	116,834	—	—		116,834

Total Common Stocks	1,723,918	—	—		1,723,918

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	91,120	—	—		91,120

Total Investments in Securities	$1,815,038	$—	$—	(a)	$1,815,038

Appreciation in Other Financial Instruments
Futures Contracts	$900	$—	$—		$900

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015